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                                                        ------------------------
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                                                        hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-05460

                          AIM Treasurer's Series Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/07

Item 1. Reports to Stockholders.

                                                                  Investor Class
                                             AIM TREASURER'S SERIES TRUST (ATST)
                                                               Premier Portfolio
                                         Premier U.S. Government Money Portfolio
                                                    Premier Tax-Exempt Portfolio

                                                                 AUGUST 31, 2007
                                                                   ANNUAL REPORT

   Unless otherwise stated, information presented in this report is as of August
                                     31, 2007, and is based on total net assets.

       Unless otherwise stated, all data presented in this report are from A I M
                                                           Management Group Inc.

                                  [COVER IMAGE]

ANNUAL

Inside This Report

Letters to Shareholders...................    2
Fund Data.................................    4
Fund Objectives and Strategies............    4
Fund Composition by Maturity..............    5
Schedule of Investments...................    6
Financial Statements......................   16
Notes to Financial Statements.............   20
Financial Highlights......................   25
Auditor's Report..........................   28
Fund Expenses.............................   29
Approval of Advisory Agreement............   30
Tax Information...........................   33
Trustees and Officers.....................   34

================================================================================
INVESTOR CLASS SHARES OF THE FUND ARE OFFERED ONLY TO CERTAIN GRANDFATHERED INVESTORS. SEE EACH FUND'S PROSPECTUS FOR MORE INFORMATION.
================================================================================

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIM Treasurer's Series Trust

                                             Dear Shareholders:

                                             It is a pleasure to provide you with this annual report on the performance of the
                                             Investor Class of AIM Treasurer's Series Trust for the fiscal year ended August 31,
                                             2007. Thank you for investing with us.
   [KELLEY
    PHOTO]                                        Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.
Karen Dunn Kelley
                                                  The Premier and Premier U.S. Government Money Portfolios maintained their AAAm ratings by Standard & Poor's and their Aaa ratings by Moody's. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

                                             Market conditions affecting money market funds

                                             During the fiscal year covered by this report:

                                             o    The U.S. economy continued to expand, although somewhat unevenly. Gross domestic product (GDP), the broadest measure of the nation's economic activity, grew at an annualized rate of 1.1%, 2.1% and 0.6% in the third and fourth quarters of 2006 and the first quarter of 2007, respectively.(1) GDP grew at an annualized rate of
                                                  3.8% in the second quarter of 2007.(1)

                                             o    One widely followed gauge of inflation, the Consumer Price Index, rose 2.1%(2)
                                                  excluding food and energy, near the top end of the U.S. Federal Reserve Board's
                                                  (the Fed) assumed "comfort zone" for inflation.(3)

                                                  After raising the federal funds target rate at 17 consecutive meetings from June
                                             2004 to June 2006, the Fed kept this key interest rate unchanged at 5.25% throughout the fiscal year.(4) In a statement following its early August meeting (its last meeting before the close of the fiscal year), the Fed said the economy seemed likely to continue to expand at a moderate pace over coming quarters.(4) It repeated its belief that while inflation has moderated somewhat in recent months, it remains the central bank's predominant policy concern.(4)

                                                  Late in the fiscal year, investors grew increasingly concerned about problems in the subprime mortgage market and became less willing to invest in more speculative corporate bonds. Market watchers feared this heightened risk aversion might reduce the availability of credit and increase borrowing costs for individuals and corporations.
                                             When consumers and companies can't borrow money easily, the economy tends to slow.

                                                  While these concerns increased market volatility, our portfolio of high-quality investments and our relatively short weighted average maturity mitigated the effects of this volatility on Fund performance.

                                             In conclusion

                                             All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Client Service representatives at 800-959-4246.

                                             Sincerely,


                                             /S/ KAREN DUNN KELLEY

                                             Karen Dunn Kelley
                                             President, Fund Management Company

                                             October 17, 2007

                                             Sources: (1) Bureau of Economic Analysis; (2) Bureau of Labor Statistics;
                                             (3) BusinessWeek; (4) U.S. Federal Reserve Board

                                             The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

AIM Treasurer's Series Trust

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

   [CROCKETT                                      Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO
     PHOTO]                                  PLC, the parent company of AIM Investments --REGISTERED TRADEMARK-- (AIM), and Phil
                                             Taylor, who was named CEO of AIM in April 2006. Robert Graham, who has given more than
                                             30 years of leadership to the company and the mutual fund industry since founding AIM
Bruce L. Crockett                            in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                  In September 2006, Karen Dunn Kelley was named as President of your funds.
                                             Further, the investment management talent at AIM was enhanced in 2007 by the promotion of Karen to Head of INVESCO's Worldwide Fixed Income. She continues in her role as
                                             Director of AIM Global and AIM Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors.
                                             Under her direction, AIM's cash management organization grew to one of the world's largest and most respected money managers in the industry, while providing top-tier performance.

                                                  The AIM and INVESCO fixed income operations, combined under Karen's leadership, represent more than $160 billion in assets, 120 investment professionals and products that span the entire yield curve (as of August 31, 2007). Worldwide Fixed Income, through its six regional investment centers, brings clients the benefit of global reach in an increasingly sophisticated marketplace. The scope of the business benefits from strong historical knowledge and well developed technology that enables the integrated group to maintain and enhance its focus on a consistent, disciplined and repeatable investment process aligned with client needs.

                                                  In other news, at our June meeting, your Board renewed the investment advisory contracts between the AIM Funds and A I M Advisors, Inc. for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab, then select the "Investment Advisory Agreement Renewals" link.

                                                  Your Board looks forward to keeping you informed about the governance of your funds.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Trustees

                                             October 17, 2007

                                             INVESCO Worldwide manages a broad array of investment strategies around the world.
                                             INVESCO Worldwide comprises all the INVESCO firms outside the United States combined with two major INVESCO firms within the United States, INVESCO Institutional (N.A.),
                                             Inc. and INVESCO Global Asset Management (N.A.), Inc.

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc., A I M Capital Management, Inc. are the investment advisors for the products and services represented by AIM Investments; they each provide investment advisory services to individual and institutional clients and do not sell securities.
                                             Fund Management Company is the distributor for the domestic (U.S.) institutional money market funds. AIM Global is a division of INVESCO Asset Management Limited. AIM Cash
                                             Management is a brand name encompassing products and services provided by one or more subsidiaries of INVESCO PLC. All of these entities are indirect wholly owned subsidiaries of INVESCO PLC.

AIM Treasurer's Series Trust

===================================================================================================================================

FUND DATA

INVESTOR CLASS DATA AS OF 8/31/07

FUND                                      YIELDS                      WEIGHTED AVERAGE MATURITY            TOTAL NET ASSETS

                                                                   Range During
                                  7-Day           Monthly           Reporting           At Fiscal
                                SEC Yield          Yield              Period            Year-End
Premier                           5.32%            5.27%            25-49 days           25 days            $115.64 million
Premier U.S.
Government Money                  5.13             5.11             19-45 days           30 days              30.56 million
Premier Tax-Exempt                3.70             3.50             13-68 days           18 days              18.92 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and/or distributor not waived fees and/or reimbursed expenses, the 7-day SEC yield would have been 5.24% and 5.05% for the Premier and Premier U.S. Government Money Portfolios, respectively. The 7-day unsubsidized
SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

   The taxable equivalent 7-day SEC yield for Premier Tax-Exempt Fund was 5.69%. This taxable equivalent 7-day SEC yield is calculated in the same manner as the 7-day SEC yield, adjusted for an assumed tax rate of 35%, the highest federal income tax rate in effect on August 31, 2007.

===================================================================================================================================

===================================================================================================================================

Fund Objectives and Strategies

Premier Portfolio                                                   Premier Tax-Exempt Portfolio

Premier Portfolio seeks to provide a high level of current          Premier Tax-Exempt Portfolio seeks to provide a high level of
income, consistent with the preservation of capital and             current income, consistent with the preservation of capital and
maintenance of liquidity.                                           maintenance of liquidity.

   The Fund invests in short-term money market instruments that        The Fund invests in high quality, short-term municipal
blend top-tier, high quality U.S. dollar-denominated                obligations, seeking to provide income exempt from federal
obligations, which include commercial paper, certificates of        taxation. The Fund structure is driven to some extent by the
deposit, master and promissory notes, municipal securities and      supply and availability of municipal securities. Liquidity is
repurchase agreements.                                              managed with daily and weekly variable rate demand notes.

   The Fund continues to hold the highest credit quality rating given by Moody's (Aaa) and Standard & Poor's (AAAm), widely known credit rating agencies. Fund ratings are subject to change and are based on several factors, including an analysis of a fund's overall credit quality, market price exposure and management.

Premier U.S. Government Money Portfolio

Premier U.S. Government Money Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.

   The Fund invests primarily in debt securities issued or guaranteed by the U.S. government or its agencies and securities such as repurchase agreements. Securities purchased by the Fund have maturities of 397 days or less.

   The Fund continues to hold the highest credit quality rating given by Moody's (Aaa) and Standard & Poor's (AAAm), widely
known credit rating agencies. Fund ratings are subject to
change and are based on several factors, including an analysis of a fund's overall credit quality, market price exposure and management.
===================================================================================================================================

AIM Treasurer's Series Trust

=======================================================================================   ==========================================
FUND COMPOSITION BY MATURITY                                                              FUND NASDAQ SYMBOLS

IN DAYS, AS OF 8/31/07                                                                    Premier              IMRXX
                                                                                          Premier U.S.
                          PREMIER         PREMIER                                         Government Money     FUGXX
           PREMIER    U.S. GOVERNMENT   TAX-EXEMPT                                        Premier Tax-Exempt   ITTXX
         PORTFOLIO*   MONEY PORTFOLIO    PORTFOLIO                                        ==========================================

1-7         59.7%           72.8%          85.5%
8-30        15.3             4.9            4.1
31-90       21.2            12.0            5.2
91-180       1.8             3.6            4.0
181+         2.0             6.7            1.2
=======================================================================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

*    The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to income or interest income withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.
====================================================================================================================================

====================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
====================================================================================================================================

AIM Treasurer's Series Trust

SCHEDULE OF INVESTMENTS

August 31, 2007

PREMIER PORTFOLIO


                                                           PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)          VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER-29.27%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/LEASES-0.68%

Amstel Funding Corp. (Acquired 08/24/07; Cost
  $26,715,154) 6.15%(b)(c)                     09/25/07    $ 26,862    $   26,751,866
=====================================================================================

ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-8.78%

Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 05/21/07; Cost $28,881,042)
  5.13%(c)                                     02/07/08      30,000        29,320,937
-------------------------------------------------------------------------------------
  (Acquired 04/05/07; Cost $68,961,197)
  5.14%(c)                                     10/04/07      70,801        70,467,409
-------------------------------------------------------------------------------------
  (Acquired 04/12/07; Cost $26,300,700)
  5.18%(c)                                     10/10/07      27,000        26,848,485
-------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (CEP-Bank of
  America, N.A.) (Acquired 08/17/07; Cost
  $75,750,273) 6.02%(c)                        09/17/07      76,145        75,941,270
-------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A, (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 04/17/07; Cost $19,475,233)
  5.19%(c)                                     10/16/07      20,000        19,870,250
-------------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC (Multi
  CEP's- Liberty Hampshire Co., LLC; agent)
  (Acquired 07/10/07; Cost $24,664,583)
  5.25%(c)                                     10/10/07      25,000        24,857,813
-------------------------------------------------------------------------------------
  (Acquired 02/27/07; Cost $59,993,706)
  5.28%(c)(d)                                  09/04/07      60,000        59,999,899
-------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A, (CEP-Bank
  of America, N.A.) (Acquired 06/05/07; Cost
  $39,451,667) 5.25%(c)                        09/07/07      40,000        39,965,000
=====================================================================================
                                                                          347,271,063
=====================================================================================

ASSET-BACKED SECURITIES-FULLY SUPPORTED MONOLINE-1.89%

Aquinas Funding, LLC (CEP-MBIA Insurance
  Corp.) (Acquired 08/06/07; Cost
  $39,734,000) 5.32%(c)                        09/20/07      40,000        39,887,689
-------------------------------------------------------------------------------------
Triple-A One Funding Corp. (CEP-MBIA
  Insurance Corp.) (Acquired 08/06/07; Cost
  $34,870,127) 5.30%(c)                        09/06/07      35,030        35,004,214
=====================================================================================
                                                                           74,891,903
=====================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-1.25%

Falcon Asset Securitization Corp. (Acquired
  08/08/07; Cost $49,335,000) 5.32%(c)         11/06/07      50,000        49,512,333
=====================================================================================

                                                           PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)          VALUE
-------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- SECURITIES-8.05%

Dorada Finance Inc. (Acquired 08/09/07; Cost
  $49,254,750) 5.42%(b)(c)                     11/16/07    $ 50,000    $   49,427,889
-------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $49,761,556)
  5.92%(b)(c)                                  09/14/07      50,000        49,893,111
-------------------------------------------------------------------------------------
Five Finance Inc. (Acquired 07/25/07; Cost
  $24,646,017) 5.26%(b)(c)                     10/30/07      25,000        24,784,691
-------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC (Acquired 05/22/07;
  Cost $24,359,076) 5.19%(b)(c)                11/16/07      25,000        24,726,347
-------------------------------------------------------------------------------------
Sigma Finance Inc. (Acquired 05/18/07; Cost
  $48,840,576) 5.19%(b)(c)                     10/30/07      50,000        49,575,118
-------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC (Acquired
  07/10/07; Cost $24,664,583) 5.25%(b)(c)      10/10/07      25,000        24,857,812
-------------------------------------------------------------------------------------
Tulip Funding Corp. (Acquired 08/09/07; Cost
  $36,816,809) 5.57%(b)(c)                     09/14/07      37,000        36,925,579
-------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $58,090,041)
  5.75%(b)(c)                                  09/12/07      58,351        58,248,481
=====================================================================================
                                                                          318,439,028
=====================================================================================

DIVERSIFIED BANKS-4.39%

Bank Of America Corp. 5.40%                    10/12/07      50,000        49,692,500
-------------------------------------------------------------------------------------
HBOS Treasury Services PLC 5.41%(b)            11/26/07      75,000        74,031,604
-------------------------------------------------------------------------------------
Wells Fargo & Co. 5.28%                        09/05/07      50,000        49,970,667
=====================================================================================
                                                                          173,694,771
=====================================================================================

REGIONAL BANKS-4.23%

Bank Of Ireland (Acquired 08/20/07; Cost
  $49,553,333) 5.36%(b)(c)                     10/19/07      50,000        49,642,667
-------------------------------------------------------------------------------------
  (Acquired 08/24/07; Cost $24,894,806)
  5.41%(b)(c)                                  09/24/07      25,000        24,913,590
-------------------------------------------------------------------------------------
Danske Corp. (Acquired 08/27/07; Cost
  $42,806,142) 5.41%(b)(c)                     09/27/07      43,000        42,831,989
-------------------------------------------------------------------------------------
Westpac Banking Corp. (Acquired 04/05/07;
  Cost $48,895,264) 5.17%(b)(c)                09/10/07      50,000        49,935,438
=====================================================================================
                                                                          167,323,684
=====================================================================================
    Total Commercial Paper (Cost
      $1,157,884,648)                                                   1,157,884,648
=====================================================================================

AIM Treasurer's Series Trust


                                                           PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)          VALUE
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-9.48%

Bank of Ireland 5.48%                          10/12/07    $ 25,000    $   24,999,953
-------------------------------------------------------------------------------------
Barclays Bank PLC 5.35%                        06/04/08      40,000        40,000,729
-------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom) 5.50%(b)    09/28/07      50,000        50,000,000
-------------------------------------------------------------------------------------
CALYON S.A. 5.37%(d)                           11/09/07      70,000        70,000,000
-------------------------------------------------------------------------------------
Fortis Bank N.V./S.A. 5.48%                    09/28/07      50,000        50,000,000
-------------------------------------------------------------------------------------
HBOS Treasury Services PLC 5.39%               01/30/08      25,000        25,000,000
-------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 5.30%                      10/09/07      25,000        25,000,000
-------------------------------------------------------------------------------------
UBS A.G.
  5.38%                                        06/02/08      40,000        40,000,000
-------------------------------------------------------------------------------------
  5.47%                                        11/23/07      50,000        50,000,000
=====================================================================================
    Total Certificates of Deposit (Cost
      $375,000,682)                                                       375,000,682
=====================================================================================

MASTER NOTE AGREEMENTS-6.95%

Lehman Brothers Inc. (Acquired 01/10/07; Cost
  $140,000,000) 5.49%(c)(e)(f)(g)                    --     140,000       140,000,000
-------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc (Acquired
  08/08/07; Cost $135,000,000) 5.51%(c)(e)(g)  10/10/07     135,000       135,000,000
=====================================================================================
    Total Master Note Agreements (Cost
      $275,000,000)                                                       275,000,000
=====================================================================================

FUNDING AGREEMENTS-4.30%

MetLife Funding Agreement (Acquired 07/17/06;
  Cost $45,000,000) 5.42%(c)(d)(h)             08/18/08      45,000        45,000,000
-------------------------------------------------------------------------------------
MetLife Insurance Co. of Connecticut
  (Acquired 10/13/06-03/14/07; Cost
  $35,000,000) 5.42%(c)(d)(h)                  10/12/07      35,000        35,000,000
-------------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
  04/04/07; Cost $90,000,000) 5.42%(c)(d)(h)   04/04/08      90,000        90,000,000
=====================================================================================
    Total Funding Agreements (Cost
      $170,000,000)                                                       170,000,000
=====================================================================================

TIME DEPOSIT-3.29%

Danske Bank (United Kingdom) 5.35%(b)(e)(Cost
  $130,000,000)                                09/04/07     130,000       130,000,000
=====================================================================================

MEDIUM-TERM NOTES-2.65%

Allstate Life Global Funding Trust Floating
  Rate MTN 5.51%(d)                            08/13/08      50,000        50,000,000
-------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  (Acquired 06/23/06; Cost $20,000,000)
  5.35%(b)(c)(d)                               07/23/08      20,000        20,000,000
-------------------------------------------------------------------------------------
Metropolitan Life Global Funding I Floating
  Rate MTN (Acquired 08/20/03; Cost
  $10,000,000) 5.70%(c)(d)                     08/14/08      10,000        10,000,000
-------------------------------------------------------------------------------------
Westpac Banking Corp. Floating Rate MTN
  (Acquired 11/15/06; Cost $25,000,000)
  5.31%(b)(c)(d)                               08/05/08      25,000        25,000,000
=====================================================================================
    Total Medium-Term Notes (Cost
      $105,000,000)                                                       105,000,000
=====================================================================================

                                                           PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)          VALUE
-------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES-1.68%

ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-0.38%

RACERS Trust Series 2004-6-MM, Floating Rate
  Notes (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $15,000,000)
  5.55%(c)(d)                                  01/22/08    $ 15,000    $   15,000,000
=====================================================================================

ASSET-BACKED SECURITIES-FULLY SUPPORTED MONOLINE-0.29%

Wachovia Asset Securitization Issuance, LLC;
  Series 2004-HEMM2, Class AMM, Putable
  Floating Rate Bonds (CEP-Ambac Assurance
  Corp.) (Acquired 09/07/05; Cost
  $11,441,082) 5.50%(c)(i)(j)                  12/25/34      11,441        11,441,082
=====================================================================================

ASSET-BACKED SECURITIES- STRUCTURED-1.01%

Permanent Master Issuer PLC; (United Kingdom)
  Series 2006-1, Class 1A, Floating Rate
  Bonds 5.59%(b)(d)                            10/17/07      40,000        40,000,000
=====================================================================================
    Total Asset-Backed Securities (Cost
      $66,441,082)                                                         66,441,082
=====================================================================================

VARIABLE RATE DEMAND NOTES-1.51%(J)

INSURED-0.10%(I)

Nanotechnology Research LLC, Arizona (Arizona
  State University Project); Series 2004,
  Lease Taxable RB (INS-MBIA Insurance Corp.)
  5.60%(e)                                     03/01/34       1,200         1,200,000
-------------------------------------------------------------------------------------
University of Alabama; Series 2004 B, Taxable
  RB (INS-MBIA Insurance Corp.) 5.60%(e)       07/01/09       2,850         2,850,000
=====================================================================================
                                                                            4,050,000
=====================================================================================

LETTER OF CREDIT ENHANCED-1.41%(K)

Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2002, Taxable RB,
  (LOC-Wells Fargo Bank, N.A.) 5.64%(e)        11/01/22       1,650         1,650,000
-------------------------------------------------------------------------------------
Capital Markets Access Co. (Cullman
  Outpatient Center Project); Series 2006 F,
  (LOC-Wachovia Bank, N.A.) 5.78%              08/01/31       2,860         2,860,000
-------------------------------------------------------------------------------------
Capital Markets Access Co. (Surgery Center of
  Cullman Project); Series 2006 G,
  (LOC-Wachovia Bank, N.A.) 5.78%              08/01/13       1,920         1,920,000
-------------------------------------------------------------------------------------

AIM Treasurer's Series Trust


                                                           PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)          VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Gainesville (City of) & Hall (County of),
  Georgia Development Authority (Fieldale
  Farms Corp. Project); Series 2006, Taxable
  IDR (LOC-Wachovia Bank, N.A.) 5.78%(e)       03/01/21    $ 10,000    $   10,000,000
-------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Series 2001, Floating Rate Notes
  (LOC-JPMorgan Chase Bank, N.A.) 5.63%(e)     03/01/31       7,413         7,413,000
-------------------------------------------------------------------------------------
GMS Associates III; Series 1995, Floating
  Rate Bonds (LOC-LaSalle Bank, N.A.)
  5.55%(e)                                     11/01/25       9,400         9,400,000
-------------------------------------------------------------------------------------
Habasit Holding America Inc.; Series 2006,
  (LOC-Bank of America, N.A.) 5.50%(e)         03/01/16       2,555         2,555,000
-------------------------------------------------------------------------------------
Montgomery (City of), Alabama (Riverfront
  Stadium Project); Series 2003 B, Taxable RB
  Wts. (LOC-Wachovia Bank, N.A.) 5.57%(e)      11/01/23       6,000         6,000,000
-------------------------------------------------------------------------------------
Port Blakely Communities Inc., Washington;
  Series 2001 C, Taxable RB (LOC-Bank of
  America, N.A.) 5.45%(e)                      02/15/21       6,000         6,000,000
-------------------------------------------------------------------------------------
Saint Jean Industries, Inc.; Series 2006,
  (LOC-General Electric Capital Corp.)
  (Acquired 09/28/06; Cost $7,685,000)
  5.72%(c)(e)                                  10/01/21       7,685         7,685,000
=====================================================================================
                                                                           55,483,000
=====================================================================================
    Total Variable Rate Demand Notes (Cost
      $59,533,000)                                                         59,533,000
=====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-59.13%
  (Cost $2,337,859,412)                                                 2,338,859,412
=====================================================================================


                                                REPURCHASE
                                                  AMOUNT
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-40.97%(L)

ABN AMRO Bank N.V., Joint Agreement dated
  08/31/07, aggregate maturing value
  $250,148,611 (collateralized by U.S.
  Government Obligations valued at
  $255,000,000; 4.55%-6.50%,
  03/01/33-06/01/37) 5.35%, 09/04/07           175,104,028       175,000,000
----------------------------------------------------------------------------
BNP Paribas, Joint agreement dated 08/31/07,
  aggregate maturing value $1,340,818,144
  (collateralized by U.S. Government and
  corporate obligations valued at
  $1,397,320,576; 0%-6.75%,
  10/19/08-01/25/47) 5.50%, 09/04/07(b)        175,106,847       175,000,000
----------------------------------------------------------------------------

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

Citigroup Global Markets Inc., Joint term
  agreement dated 08/31/07, aggregate
  maturing value $1,104,540,021
  (collateralized by corporate obligations
  valued at $1,155,000,000; 5.61%-6.12%,
  12/31/10-11/12/47) 5.47%, 09/17/07(m)        $135,557,184   $  135,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $750,450,000(collateralized
  by U.S. Government obligations valued at
  $765,000,001; 4.40%-6.41%,
  12/01/13-05/01/37) 5.40%, 09/04/07           331,008,249       330,809,763
----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $900,547,500 (collateralized by corporate
  obligations valued at $945,000,001;
  0%-5.45%, 11/03/51-12/03/51) 5.48%,
  09/04/07(b)                                  130,079,083       130,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Open joint agreement
  dated 08/31/07, (collateralized by
  corporate obligations valued at
  $315,000,000; 0%-7.52%, 12/18/09-12/27/49)
  5.44%(m)                                              --       150,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Agreement dated
  08/31/07, maturing value
  $350,204,167(collateralized by U.S.
  Government obligations valued at
  $357,000,000; 3.85-5.69%,
  10/01/33-04/01/37) 5.25%, 09/04/07           350,204,167       350,000,000
----------------------------------------------------------------------------
Wachovia Capital Markets, LLC Joint agreement
  dated 08/31/07, aggregate maturing value
  $1,200,730,667 (collateralized by corporate
  obligations valued at $1,260,000,001;
  0%-7.25%, 06/15/11-07/15/56) 5.48%,
  09/04/07                                     175,106,556       175,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $1,620,809,763)                                          1,620,809,763
============================================================================
TOTAL INVESTMENTS-100.10% (Cost
  $3,959,669,175)(n)(o)                                        3,959,669,175
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.10)%                             (4,009,968)
============================================================================
NET ASSETS-100.00%                                            $3,955,659,207
____________________________________________________________________________
============================================================================

AIM Treasurer's Series Trust

Investment Abbreviations:

CEP     - Credit Enhancement Provider
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 13.1%; other countries less than 5%: 16.1%.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $1,518,315,959, which represented 38.38% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(e) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2007.
(h) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2007 was $170,000,000, which represented 4.30% of the Fund's Net Assets.
(i) Principal and/or interest payments are secured by the bond insurance company listed.
(j) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(k) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l) Principal amount equals value at period end. See Note 1.
(m) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(n) Also represents cost for federal income tax purposes.
(o) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

SCHEDULE OF INVESTMENTS

August 31, 2007

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                          PRINCIPAL
                                                          AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-53.98%

FEDERAL FARM CREDIT BANK (FFCB)-4.89%

Floating Rate Bonds, 5.18%(a)                  05/02/08    $2,000     $ 1,999,736
=================================================================================

FEDERAL HOME LOAN BANK (FHLB)-3.49%

Unsec. Bonds, 5.40%                            08/14/08       425         425,000
---------------------------------------------------------------------------------
Unsec. Global Bonds, 5.27%                     11/21/07     1,000         999,931
=================================================================================
                                                                        1,424,931
=================================================================================

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-39.93%

Series M006, Class A, Taxable Multi-Family
  VRD Ctfs., 5.44%(b)                          10/15/45     8,937       8,937,330
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes, 5.20%(a)    09/30/08     3,000       2,998,049
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(c)
  5.10%                                        10/01/07       910         906,129
---------------------------------------------------------------------------------
  5.12%                                        12/06/07     1,000         986,344
---------------------------------------------------------------------------------
  5.04%                                        12/31/07       500         491,533
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes, 5.35%(a)                              09/27/07     2,000       1,999,928
=================================================================================
                                                                       16,319,313
=================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-5.67%

Unsec. Disc. Notes,(c)
  5.06%                                        02/29/08       891         868,333
---------------------------------------------------------------------------------
  4.99%                                        04/25/08       500         483,591
---------------------------------------------------------------------------------
  5.00%                                        05/12/08       500         482,361
---------------------------------------------------------------------------------
  5.01%                                        06/06/08       500         480,586
=================================================================================
                                                                        2,314,871
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $22,058,851)                                               22,058,851
=================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-53.98% (Cost $22,058,851)                                22,058,851
=================================================================================


                                               REPURCHASE
                                                 AMOUNT
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS-45.88%(D)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,003,910; 3.75%-6.63%,
  10/03/07-04/07/21)
  5.25%, 09/04/07                              2,001,167      2,000,000
-----------------------------------------------------------------------

                                               REPURCHASE
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

Banc of America Securities LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $150,087,500,
  (collateralized by U.S. Government
  obligations valued at $153,000,104;
  0%-5.50%, 04/25/08-04/01/56)
  5.25%, 09/04/07                              $2,001,167   $ 2,000,000
-----------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/07, aggregate maturing value
  $106,950,921 (collateralized by U.S.
  Government obligations valued at
  $109,029,543;
  5.24%, 02/11/09)
  5.30%, 09/04/07                              2,001,178      2,000,000
-----------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,000,655; 4.00%-6.00%,
  03/10/08-04/18/36)
  5.25%, 09/04/07                              2,001,167      2,000,000
-----------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $450,265,000 (collateralized
  by U.S. Government obligations valued at
  $459,000,560; 0%-5.80%, 03/05/09-02/09/26)
  5.30%, 09/04/07                              2,001,178      2,000,000
-----------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $350,206,111 (collateralized
  by U.S. Government obligations valued at
  $357,001,203; 4.00%-6.50%,
  10/04/07-08/25/16)
  5.30%, 09/04/07                              2,001,178      2,000,000
-----------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $275,161,944 (collateralized by U.S.
  Government obligations valued at
  $280,503,127; 0%-5.50%, 03/10/08-08/23/17)
  5.30%, 09/04/07                              2,001,178      2,000,000
-----------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $800,471,111 (collateralized by U.S.
  Government obligations valued at
  $816,000,100; 0%-7.38%, 09/12/07-07/15/32)
  5.30%, 09/04/07                              2,753,557      2,751,936
-----------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $150,087,500 (collateralized by U.S.
  Government obligations valued at
  $153,000,164; 0%, 09/28/07-6/15/08) 5.25%,
  09/04/07                                     2,001,167      2,000,000
=======================================================================
    Total Repurchase Agreements (Cost
      $18,751,936)                                           18,751,936
=======================================================================
TOTAL INVESTMENTS-99.86% (Cost
  $40,810,787)(e)                                            40,810,787
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.14%                              58,276
=======================================================================
NET ASSETS-100.00%                                          $40,869,063
_______________________________________________________________________
=======================================================================

AIM Treasurer's Series Trust

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) Principal amount equals value at period end. See Note 1J.
(e) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

SCHEDULE OF INVESTMENTS

August 31, 2007

PREMIER TAX-EXEMPT PORTFOLIO


                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-99.57%(A)

COLORADO-2.16%

Concord (Metropolitan District of); Series
  2004, Refunding & Improvement Unlimited Tax
  VRD GO (LOC-Wells Fargo Bank, N.A.) 3.75%,
  12/01/29(b)(c)                                A-1+       --     $  815     $   815,000
----------------------------------------------------------------------------------------
Idaho Springs (City of) (Safeway Inc.
  Projects); Series 1993, Refunding VRD IDR
  (LOC-Deutsche Bank A.G.) 3.90%,
  06/01/08(b)(c)(d)                              A-1       --        310         310,000
----------------------------------------------------------------------------------------
Loveland (City of) (Safeway Inc. Projects);
  Series 1993, Refunding VRD IDR
  (LOC-Deutsche Bank A.G.) 3.90%,
  06/01/08(b)(c)(d)                              A-1       --        370         370,000
========================================================================================
                                                                               1,495,000
========================================================================================

FLORIDA-1.67%

JEA Water and Sewer System; Series 2002 B, RB
  (INS-Financial Security Assurance Inc.)
  5.25%, 10/01/07(e)                             AAA      Aaa        200         200,269
----------------------------------------------------------------------------------------
Orange (County of) Housing Finance Authority
  (Windsor Pines Project); Series 2000 E,
  Multi-family Housing VRD RB (LOC-Bank of
  America, N.A.) 4.02%, 03/01/35(b)(c)(f)         --   VMIG-1        955         955,000
========================================================================================
                                                                               1,155,269
========================================================================================

GEORGIA-1.59%

Atlanta (City of) Water & Wastewater Revenue;
  Series 2006-1, Commercial Paper Notes
  (Multi LOC's-Bank of America, N.A., Dexia
  Group S.A., Lloyds TSB Bank PLC, JPMorgan
  Chase Bank, N.A.) 3.66%, 11/02/07(b)(d)       A-1+      P-1        300         300,000
----------------------------------------------------------------------------------------
Tallapoosa (City of) Development Authority
  (U.S. Can Co. Project); Series 1994,
  Refunding VRD IDR (LOC-Deutsche Bank A.G.)
  4.20%, 02/01/15(b)(c)(d)                       A-1       --        800         800,000
========================================================================================
                                                                               1,100,000
========================================================================================

HAWAII-0.36%

Honolulu Hawaii (City & County of); Series
  1997 C, Unlimited tax GO (INS-Financial
  Guaranty Insurance Co.) 5.50%, 11/01/07(e)     AAA      Aaa        250         250,662
========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


ILLINOIS-18.53%

Chicago (City of) (Churchview Supportive
  Living Facility); Series 2003, Multi-Family
  Housing VRD RB (LOC-Harris N.A.) (Acquired
  11/01/05; Cost $1,900,000) 4.15%,
  03/01/33(b)(c)(f)(g)                            --   VMIG-1     $1,900     $ 1,900,000
----------------------------------------------------------------------------------------
Cook (County of) Consolidated High School
  District Number 230 ; Series 1999,
  Unlimited tax GO (INS-Ambac Assurance
  Corp.) 5.50%, 12/01/07(e)                      AAA       --        250         251,049
----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Aurora Central Catholic High
  School); Series 1994, VRD RB (LOC-Allied
  Irish Banks PLC) 4.22%, 04/01/24(b)(c)(d)      A-1       --      1,000       1,000,000
----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Dominican University); Series
  2000 B, VRD RB (LOC-Allied Irish Banks PLC)
  3.97%, 10/01/30(b)(c)(d)(h)                     --   VMIG-1      3,000       3,000,000
----------------------------------------------------------------------------------------
McCook (Village of) (Illinois St. Andrew
  Society); Series 1996 A VRD RB
  (LOC-Northern Trust Co.) 4.07%,
  12/01/21(b)(c)                                A-1+       --      5,000       5,000,000
----------------------------------------------------------------------------------------
  Series 1996 B VRD RB (LOC-Northern Trust
  Co.) 4.07%, 12/01/21(b)(c)                    A-1+       --      1,700       1,700,000
========================================================================================
                                                                              12,851,049
========================================================================================

INDIANA-3.71%

Indiana (State of) Bond Bank; Series 2007 A,
  Advance Funding Program RN 4.25%, 01/31/08   SP-1+       --        700         701,195
----------------------------------------------------------------------------------------
Indiana (State of) Health Facility Financing
  Authority (Stone Belt Arc, Inc. Project);
  Series 2005, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.) 4.20%, 02/01/25(b)(c)               --   VMIG-1        500         500,000
----------------------------------------------------------------------------------------

AIM Treasurer's Series Trust


                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Housing Finance Authority
  (Pedcor Investments- Cumberland Crossing
  Apartments Development); Series 1997 M-B,
  Multi-Family Housing VRD RB (LOC-Federal
  Home Loan Bank of Indianapolis) 4.11%,
  01/01/29(b)(c)(f)                               --   VMIG-1     $  744     $   744,000
----------------------------------------------------------------------------------------
Portage (City of) (Pedcor Investments-Port
  Crossing III Apartments Project); Series
  1995 B, Economic Development VRD RB
  (LOC-Federal Home Loan Bank of
  Indianapolis) 4.19%, 08/01/30(b)(c)(f)          --   VMIG-1        627         627,000
========================================================================================
                                                                               2,572,195
========================================================================================

KENTUCKY-7.76%

Ewing (City of) Kentucky Area Development
  Districts Financing Trust; Series 2000,
  Lease Acquisition Program VRD RB
  (LOC-Wachovia Bank, N.A.) 4.07%,
  06/01/33(b)(c)(h)                             A-1+       --      5,385       5,385,000
========================================================================================

LOUISIANA-7.29%

Denham Springs (City of) Economic Development
  District (Bass Pro Shops Project); Series
  2007 A, Sales Tax Increment VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) 3.99%,
  01/01/37(b)(c)                                  --   VMIG-1      5,060       5,060,000
========================================================================================

MICHIGAN-1.44%

Michigan (State of) Building Authority;
  Series 2007 5, Commercial Paper Notes
  (Multi LOC's-Bank of New York, State Street
  Bank & Trust Co.) 3.72%, 11/20/07(b)          A-1+      P-1        750         750,000
----------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority (Berrien Woods III); Series 2000
  B, Multi-Family Housing VRD RB (LOC-Federal
  Home Loan Bank of Indianapolis) 4.14%,
  07/01/32(b)(c)(f)                             A-1+       --        250         250,000
========================================================================================
                                                                               1,000,000
========================================================================================

NEW YORK-0.61%

New York (City of) Industrial Development
  Agency (2002 Abigal Press Inc.
  Project);,VRD IDR (LOC-JPMorgan Chase Bank,
  N.A.) 4.22%, 12/01/18(b)(c)(f)                A-1+       --        425         425,000
========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


OKLAHOMA-5.08%

Oklahoma (County of) Finance Authority
  (Oxford Oaks, Watersedge & Gardens at
  Reding Apartments Projects); Series 2000,
  Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  4.01%, 07/15/30(c)(h)                         A-1+       --     $3,023     $ 3,023,000
----------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Series 2003 A, Capital Improvements VRD RB
  3.70%, 05/15/17(c)                            A-1+       --        500         500,000
========================================================================================
                                                                               3,523,000
========================================================================================

PENNSYLVANIA-1.01%

Cumberland (County of) Municipal Authority
  (Dickinson College); Series 1996 B, VRD RB
  (LOC-Citizens Bank of Pennsylvania) 3.63%,
  11/01/26(b)(c)                                A-1+       --        600         600,000
----------------------------------------------------------------------------------------
Pennsylvania (Commonwealth of); Series 1997,
  Unlimited tax GO (INS-Ambac Assurance
  Corp.) 5.13%, 09/15/07(e)                      AAA      Aaa        100         100,047
========================================================================================
                                                                                 700,047
========================================================================================

TENNESSEE-7.04%

Covington (Town of) Industrial Development
  Board (Charms Co. Project); Series 1992,
  VDR IDR (LOC-Bank of America, N.A.) 4.10%,
  06/01/27(b)(c)(f)                               --   VMIG-1      2,400       2,400,000
----------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority;
  Series 1997 II E-3 Government Public
  Improvement VRD RB (INS-Ambac Assurance
  Corp.) 4.05%, 06/01/10(c)(e)                    --   VMIG-1        835         835,000
----------------------------------------------------------------------------------------
  Series 1997 II F-1 Government Public
  Improvement VRD RB (INS-Ambac Assurance
  Corp.) 4.05%, 06/01/17(c)(e)                    --   VMIG-1        725         725,000
----------------------------------------------------------------------------------------
  Series 1997 II F-2 Government Public
  Improvement VRD RB (INS-Ambac Assurance
  Corp.) 4.05%, 06/01/17(c)(e)                    --   VMIG-1        925         925,000
========================================================================================
                                                                               4,885,000
========================================================================================

AIM Treasurer's Series Trust


                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

TEXAS-13.19%

Collin (County of); Series 2005, Permanent
  Improvement Refunding Unlimited Tax GO
  4.00%, 02/15/08                                AAA      Aaa     $  300     $   300,257
----------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Parking (University Parking System
  Project); Series 2004 A, Refunding VRD RB
  (LOC-BNP Paribas) 4.04%, 05/01/35(b)(c)(d)      --   VMIG-1      5,000       5,000,000
----------------------------------------------------------------------------------------
Harris (County of); Series E Toll Road Sr.
  Lien Revenue Commercial Paper Notes 3.65%,
  09/14/07                                      A-1+      P-1        250         250,000
----------------------------------------------------------------------------------------
  Series 2001 A-1 Commercial Paper Notes GO
  3.75%, 09/21/07                               A-1+      P-1      2,500       2,500,000
----------------------------------------------------------------------------------------
Houston (City of); Series 2003 E, Commercial
  Paper Notes GO 3.74%, 10/11/07                A-1+      P-1      1,000       1,000,000
----------------------------------------------------------------------------------------
Texas (State of) Transportation Commission
  (State Highway Fund); Series 2006-A, First
  Tier RB 5.00%, 04/01/08                        AAA      Aa1        100         100,704
========================================================================================
                                                                               9,150,961
========================================================================================

UTAH-0.59%

Utah (State of) Board of Regents (University
  of Utah); Series 1998, Hospital RB 5.25%,
  08/01/08(c)(i)(j)                              NRR      NRR        400         409,235
========================================================================================

VERMONT-2.60%

Vermont (State of) Student Assistance Corp.;
  Series 1985, Student Loan VRD RB (LOC-State
  Street Bank & Trust Co.) 3.76%,
  01/01/08(b)(c)                                  --   VMIG-1      1,800       1,800,000
========================================================================================

WASHINGTON-18.39%

Lake Tapps Parkway Properties; Series 1999 A,
  Special Revenue VRD RB (LOC-U.S. Bank,
  N.A.) 4.04%, 12/01/19(b)(c)(h)                  --   VMIG-1      5,000       5,000,000
----------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994, Refunding VRD IDR
  3.90%, 11/01/25(c)(h)                         A-1+   VMIG-1        507         507,000
----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of) Health Care Facilities
  Authority (Swedish Health Services); Series
  2006, VRD RB (LOC-Citibank N.A.) (Acquired
  07/24/07; Cost $5,050,000) 4.02%,
  11/15/26(b)(c)(g)(h)                          A-1+   VMIG-1     $5,050     $ 5,050,000
----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (YMCA of Columbia-Willamette);
  Series 1999, Non-Profit Housing VRD RB
  (LOC-U.S. Bank, N.A.) 4.00%,
  08/01/24(b)(c)(h)                             A-1+       --      2,200       2,200,000
========================================================================================
                                                                              12,757,000
========================================================================================

WISCONSIN-1.65%

Madison (City of) Community Development
  Authority (Hamilton Point Apartments
  Project); Series 1997 A, Refunding Multi-
  Family Housing VRD RB (LOC-JPMorgan Chase
  Bank, N.A.) (Acquired 08/28/02; Cost
  $845,000) 4.16%, 10/01/22(b)(c)(g)(k)           --       --        845         845,000
----------------------------------------------------------------------------------------
Rock (County of); Series 2007, Promissory
  Notes Unlimited tax GO 4.25%, 07/10/08          --     MIGI        300         301,110
========================================================================================
                                                                               1,146,110
========================================================================================

WYOMING-4.90%

Gillette (City of); Series 1988, Refunding
  Customized Purchase VRD PCR (LOC-Barclays
  Bank PLC) 4.08%, 01/01/18(b)(c)(d)(h)         A-1+      P-1      3,400       3,400,000
========================================================================================
TOTAL INVESTMENTS-99.57% (Cost
  $69,065,528)(l)(m)                                                          69,065,528
========================================================================================
OTHER ASSETS LESS LIABILITIES-0.43%                                              299,494
========================================================================================
NET ASSETS-100.00%                                                           $69,365,022
________________________________________________________________________________________
========================================================================================

AIM Treasurer's Series Trust

Investment Abbreviations:

CEP  - Credit Enhancement Provider
GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
INS  - Insurer
LOC  - Letter of Credit
NRR  - Not Re-Rated
PCR  - Pollution Control Revenue Bonds
Sr.  - Senior
RB   - Revenue Bonds
RN   - Revenue Notes
VRD  - Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Government obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(d) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    France 7.2%; Ireland 5.8%; United Kingdom 5.0%; Other countries less than 5%: 2.2%.
(e) Principal and/or interest payments are secured by the bond insurance company listed.
(f) Security subject to the alternative minimum tax.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $7,795,000, which represented 11.24% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(h) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(j) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(l) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   U.S. Bank, N.A.                                                  10.4%
   ------------------------------------------------------------------------
   JPMorgan Chase Bank, N.A.                                         9.9
   ------------------------------------------------------------------------
   Northern Trust Co.                                                9.7
   ------------------------------------------------------------------------
   Wachovia Bank N.A.                                                7.8
   ------------------------------------------------------------------------
   Citibank N.A.                                                     7.3
   ------------------------------------------------------------------------
   BNP Paribas                                                       7.2
   ------------------------------------------------------------------------
   Allied Irish Banks PLC                                            5.8
   ------------------------------------------------------------------------
   Bank of America, N.A.                                             5.4
   ________________________________________________________________________
   ========================================================================

(m) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

                                                                               PREMIER U.S. GOVERNMENT      PREMIER TAX-EXEMPT
                                                        PREMIER PORTFOLIO          MONEY PORTFOLIO              PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at value                                    $2,338,859,412              $22,058,851               $69,065,528
------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements, at value                           1,620,809,763               18,751,936                        --
==============================================================================================================================
     Total investments                                    3,959,669,175               40,810,787                69,065,528
==============================================================================================================================
Cash                                                                675                    1,242                   161,959
------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                               80,000                       --                   100,000
------------------------------------------------------------------------------------------------------------------------------
  Fund shares sold                                              488,210                    4,476                       122
------------------------------------------------------------------------------------------------------------------------------
  Interest                                                    8,709,591                   97,464                   300,643
------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred compensation and
  retirement plans                                                   --                   14,367                        --
==============================================================================================================================
     Total assets                                         3,968,947,651               40,928,336                69,628,252
______________________________________________________________________________________________________________________________
==============================================================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                         43,504                    3,464                   100,000
------------------------------------------------------------------------------------------------------------------------------
  Dividends                                                  13,241,432                   39,288                   163,230
------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                 --                   16,521                        --
------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                                        3,508                       --                        --
==============================================================================================================================
     Total liabilities                                       13,288,444                   59,273                   263,230
==============================================================================================================================
Net Assets Applicable to Shares Outstanding              $3,955,659,207              $40,869,063               $69,365,022
______________________________________________________________________________________________________________________________
==============================================================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                            $3,955,639,692              $40,840,612               $69,364,878
------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                              20,735                   28,401                       444
------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)                           (1,220)                      50                      (300)
==============================================================================================================================
                                                         $3,955,659,207              $40,869,063               $69,365,022
______________________________________________________________________________________________________________________________
==============================================================================================================================


NET ASSETS:

Investor Class                                           $  115,642,029              $30,569,245               $18,920,292
______________________________________________________________________________________________________________________________
==============================================================================================================================
Institutional Class                                      $3,840,017,178              $10,299,818               $50,444,730
______________________________________________________________________________________________________________________________
==============================================================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
AUTHORIZED:

Investor Class                                              115,638,467               30,573,607                18,918,851
______________________________________________________________________________________________________________________________
==============================================================================================================================
Institutional Class                                       3,840,003,760               10,295,406                50,446,471
______________________________________________________________________________________________________________________________
==============================================================================================================================
  Net Asset Value, Offering and Redemption Price Per
     Share For Each Class                                $         1.00              $      1.00               $      1.00
______________________________________________________________________________________________________________________________
==============================================================================================================================
Cost of Investments                                      $2,338,859,412              $22,058,851               $69,065,528
______________________________________________________________________________________________________________________________
==============================================================================================================================
Cost of Repurchase Agreements                            $1,620,809,763              $18,751,936               $        --
______________________________________________________________________________________________________________________________
==============================================================================================================================
  Total Investments, at Cost                             $3,959,669,175              $40,810,787               $69,065,528
______________________________________________________________________________________________________________________________
==============================================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

STATEMENT OF OPERATIONS

For the year ended August 31, 2007

                                                                                  PREMIER U.S. GOVERNMENT   PREMIER TAX-EXEMPT
                                                              PREMIER PORTFOLIO       MONEY PORTFOLIO           PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                        $171,945,038            $1,748,058              $1,857,111
==============================================================================================================================

EXPENSES:

Advisory fees                                                      7,967,698                82,433                 125,042
==============================================================================================================================
    Total expenses                                                 7,967,698                82,433                 125,042
==============================================================================================================================
Less: Fees waived                                                 (2,549,663)              (26,379)                     --
==============================================================================================================================
    Net expenses                                                   5,418,035                56,054                 125,042
==============================================================================================================================
Net investment income                                            166,527,003             1,692,004               1,732,069
==============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from Investment securities                   (1,220)                   50                      --
==============================================================================================================================
Net increase in net assets resulting from operations            $166,525,783            $1,692,054              $1,732,069
______________________________________________________________________________________________________________________________
==============================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2007 and 2006

                                                                                                     PREMIER U.S. GOVERNMENT
                                                                     PREMIER PORTFOLIO                   MONEY PORTFOLIO
                                                              --------------------------------    ------------------------------
                                                                AUGUST 31,        AUGUST 31,       AUGUST 31,       AUGUST 31,
                                                                   2007              2006             2007             2006
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  166,527,003    $   52,686,952     $ 1,692,004      $ 1,292,680
--------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                            (1,220)            3,683              50               --
================================================================================================================================
    Net increase in net assets resulting from operations         166,525,783        52,690,635       1,692,054        1,292,680
================================================================================================================================
Distributions to shareholders from net investment income:
  Investor Class                                                  (6,914,251)       (4,938,784)     (1,462,078)      (1,292,454)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (159,612,752)      (47,748,168)       (229,926)            (226)
================================================================================================================================
    Decrease in net assets resulting from distributions         (166,527,003)      (52,686,952)     (1,692,004)      (1,292,680)
================================================================================================================================
Share transactions-net:
  Investor Class                                                  16,149,967       (12,576,552)        834,821       (1,859,199)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          1,283,641,253     2,192,267,042      10,270,180           25,226
================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       1,299,791,220     2,179,690,490      11,105,001       (1,833,973)
================================================================================================================================
    Net increase (decrease) in net assets                      1,299,790,000     2,179,694,173      11,105,051       (1,833,973)
================================================================================================================================

NET ASSETS:

  Beginning of year                                            2,655,869,207       476,175,034      29,764,012       31,597,985
================================================================================================================================
  End of year*                                                $3,955,659,207    $2,655,869,207     $40,869,063      $29,764,012
================================================================================================================================
  * Includes accumulated undistributed net investment income  $       20,735    $       17,052     $    28,401      $    27,548
________________________________________________________________________________________________________________________________
================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2007 and 2006

                                                                    PREMIER TAX-EXEMPT
                                                                        PORTFOLIO
                                                              ------------------------------
                                                               AUGUST 31,       AUGUST 31,
                                                                  2007             2006
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $ 1,732,069      $   862,494
--------------------------------------------------------------------------------------------
  Net realized gain (loss)                                              --               --
============================================================================================
    Net increase in net assets resulting from operations         1,732,069          862,494
============================================================================================
Distributions to shareholders from net investment income:
  Investor Class                                                  (663,829)        (564,506)
--------------------------------------------------------------------------------------------
  Institutional Class                                           (1,068,240)        (297,988)
============================================================================================
    Decrease in net assets resulting from distributions         (1,732,069)        (862,494)
============================================================================================
Share transactions-net:
  Investor Class                                                 1,498,387       (3,261,455)
--------------------------------------------------------------------------------------------
  Institutional Class                                           42,739,731       (1,715,438)
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         44,238,118       (4,976,893)
============================================================================================
    Net increase (decrease) in net assets                       44,238,118       (4,976,893)
============================================================================================

NET ASSETS:

  Beginning of year                                             25,126,904       30,103,797
============================================================================================
  End of year*                                                 $69,365,022      $25,126,904
============================================================================================
  * Includes accumulated undistributed net investment income   $       444      $       444
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Treasurer's Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the "Funds"). Each Fund currently consists of multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       The Funds may receive proceeds from litigation settlements involving, such Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

       The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

AIM Treasurer's Series Trust

H.   RISKS INVOLVED IN INVESTING IN THE PREMIER TAX-EXEMPT
     PORTFOLIO -- Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

I.   RISKS INVOLVED IN INVESTING IN THE PREMIER U.S. GOVERNMENT MONEY
     PORTFOLIO -- The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate of 0.25% of such Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by each Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs;
(ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

    Through at least June 30, 2008, AIM has contractually agreed to waive advisory fees equal to 0.08% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

    For the year ended August 31, 2007, AIM waived the following advisory fees:

Premier Portfolio                                               $2,549,663
--------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                             26,379
__________________________________________________________________________
==========================================================================


    The Trust has entered into a master administrative services agreement with AIM to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") to provide transfer agency and shareholder services to each Fund. AIM and AIS do not charge the Funds any fees under these agreements.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") and Fund Management Company ("FMC") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS, ADI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2007, each Fund engaged in transactions with affiliates as listed below:

                                                                                                           NET REALIZED
                                                              SECURITIES PURCHASES    SECURITIES SALES    GAINS/(LOSSES)
------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                                 $        --           $        --           $   --
------------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                                    --                    --               --
------------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                       11,700,000            13,029,957             0.00
________________________________________________________________________________________________________________________
========================================================================================================================

AIM Treasurer's Series Trust

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by AIM and not by the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the year ended August 31, 2007.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2007 and 2006 was as follows:

                                                        2007                                             2006
                                    ---------------------------------------------    --------------------------------------------
                                      ORDINARY       LONG-TERM          TOTAL         ORDINARY       LONG-TERM          TOTAL
                                       INCOME       CAPITAL GAIN    DISTRIBUTIONS      INCOME       CAPITAL GAIN    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                   $166,527,003      $    --       $166,527,003     $52,686,952      $    --        $52,686,952
---------------------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money
  Portfolio                            1,692,004           --          1,692,004       1,292,680           --          1,292,680
---------------------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio           1,732,069*          --          1,732,069         862,494*          --            862,494
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Tax-exempt

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2007, the components of net assets on a tax basis were as follows:

                                                 UNDISTRIBUTED     TEMPORARY                       SHARES OF
                                                   ORDINARY        BOOK/TAX      CAPITAL LOSS      BENEFICIAL          TOTAL
                                                    INCOME        DIFFERENCES    CARRYFORWARD       INTEREST         NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                   $20,735        $     --        $(1,220)      $3,955,639,692    $3,955,659,207
---------------------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio              38,610         (10,159)            --           40,840,612        40,869,063
---------------------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                            444              --           (300)          69,364,878        69,365,022
_________________________________________________________________________________________________________________________________
=================================================================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Funds is limited as of August 31, 2007 to utilizing capital loss carryforward in the fiscal year ended August 31, 2008.

AIM Treasurer's Series Trust


    The Funds have a capital loss carryforward as of August 31, 2007 which expires as follows:

                                                              2012     2015
----------------------------------------------------------------------------
Premier Portfolio                                             $--     $1,220
----------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                        --         --
----------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                  300         --
____________________________________________________________________________
============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of excise tax and distribution to shareholders, on August 31, 2007 the undistributed net investment income, undistributed realized gain (loss), and shares of beneficial interest were increased (decreased) by the amounts shown in the table below. These reclassifications have no effect on the net assets of the respective Funds.

                                                              UNDISTRIBUTED NET     UNDISTRIBUTED NET           SHARES OF
                                                              INVESTMENT INCOME    REALIZED GAIN (LOSS)    BENEFICIAL INTEREST
------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                                  $3,683                $(3,683)                 $  --
------------------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                               853                     --                   (853)
------------------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                           --                     --                     --
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 8--SHARE INFORMATION

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

PREMIER PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                           130,305,067    $    130,305,067         91,441,839    $     91,441,839
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                   33,955,876,509      33,955,876,509     17,444,429,484      17,444,429,484
=================================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                             6,695,771           6,695,771          4,806,232           4,806,232
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       35,208,175          35,208,175          8,813,192           8,813,192
=================================================================================================================================
Reacquired:
  Investor Class                                          (120,850,871)       (120,850,871)      (108,824,623)       (108,824,623)
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                  (32,707,443,431)    (32,707,443,431)   (15,260,975,634)    (15,260,975,634)
=================================================================================================================================
                                                         1,299,791,220    $  1,299,791,220      2,179,690,490    $  2,179,690,490
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 30% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

()   In addition, 43% of outstanding shares of the Fund owned by AIM.

AIM Treasurer's Series Trust

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                     YEAR ENDED
                                                                  AUGUST 31, 2007(A)               AUGUST 31, 2006
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                               15,123,887    $ 15,123,887     12,886,718    $ 12,866,718
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                       30,052,534      30,052,534         25,000          25,000
========================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                                1,420,698       1,420,698      1,252,241       1,252,241
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          183,565         183,565            226             226
========================================================================================================================
Reacquired:
  Investor Class                                              (15,709,764)    (15,709,764)   (15,978,158)    (15,978,158)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                      (19,965,919)    (19,965,919)            --              --
========================================================================================================================
                                                               11,105,001    $ 11,105,001     (1,813,973)   $ (1,833,973)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 21% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Institutional Class shares commenced on June 28, 2006.

PREMIER TAX-EXEMPT PORTFOLIO

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                       YEAR ENDED
                                                                   AUGUST 31, 2007(A)                 AUGUST 31, 2006
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                                 9,290,065    $   9,290,065      11,294,258    $  11,294,258
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          218,704,226      218,704,226     119,830,004      119,830,004
============================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                                   658,125          658,125         552,166          552,166
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              892,731          892,731         273,447          273,447
============================================================================================================================
Reacquired:
  Investor Class                                                (8,449,803)      (8,449,803)    (15,107,879)     (15,107,879)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (176,857,226)    (176,857,226)   (121,818,889)    (121,818,889)
============================================================================================================================
                                                                44,238,118    $  44,238,118      (4,976,893)   $  (4,976,893)
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are two that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 60% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Funds and has determined that the adopting of FIN 48 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008 as required.

AIM Treasurer's Series Trust


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

PREMIER PORTFOLIO

                                                                                    INVESTOR CLASS
                                                     ----------------------------------------------------------------------------
                                                                                                       THREE MONTHS
                                                                 YEAR ENDED AUGUST 31,                    ENDED        YEAR ENDED
                                                     ----------------------------------------------     AUGUST 31,      MAY 31,
                                                       2007          2006        2005        2004          2003           2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   1.00       $  1.00    $   1.00    $   1.00      $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.05          0.04        0.02        0.01         0.002           0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     (0.00)         0.00          --        0.00         0.000             --
=================================================================================================================================
    Total from investment operations                     0.05          0.04        0.02        0.01         0.002           0.01
=================================================================================================================================
Less dividends from net investment income               (0.05)        (0.04)      (0.02)      (0.01)       (0.002)         (0.01)
=================================================================================================================================
Net asset value, end of period                       $   1.00       $  1.00    $   1.00    $   1.00      $   1.00       $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                          5.35%         4.55%       2.46%       1.01%         0.24%          1.35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $115,642       $99,491    $112,067    $884,979      $861,491       $493,553
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                       0.17%(b)      0.17%       0.20%       0.20%         0.21%(c)       0.25%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                    0.25%(b)      0.25%       0.25%       0.25%         0.25%(c)       0.25%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 5.23%(b)      4.74%       2.34%       1.00%         0.95%(c)       1.35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $132,523,434.
(c)  Annualized.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                                                                                     INVESTOR CLASS
                                                        -------------------------------------------------------------------------
                                                                                                       THREE MONTHS
                                                                   YEAR ENDED AUGUST 31,                  ENDED        YEAR ENDED
                                                        -------------------------------------------     AUGUST 31,      MAY 31,
                                                         2007          2006       2005       2004          2003           2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  1.00       $  1.00    $  1.00    $  1.00      $  1.00        $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.05          0.04       0.02      0.003        0.001           0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                            0.00            --         --         --           --             --
=================================================================================================================================
    Total from investment operations                       0.05          0.04       0.02      0.003        0.001           0.01
=================================================================================================================================
Less dividends from net investment income                 (0.05)        (0.04)     (0.02)    (0.003)      (0.001)         (0.01)
=================================================================================================================================
Net asset value, end of period                          $  1.00       $  1.00    $  1.00    $  1.00      $  1.00        $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                            5.25%         4.44%      2.06%      0.30%        0.08%          0.72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $30,569       $29,739    $31,598    $41,323      $64,883        $67,097
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                         0.17%(b)      0.17%      0.52%      0.85%        0.85%(c)       0.85%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      0.25%(b)      0.25%      0.96%      1.50%        1.25%(c)       1.11%
=================================================================================================================================
Ratio of net investment income to average net assets       5.13%(b)      4.34%      1.98%      0.29%        0.33%(c)       0.72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $28,491,279.
(c)  Annualized.

AIM Treasurer's Series Trust

PREMIER TAX-EXEMPT PORTFOLIO

                                                                                     INVESTOR CLASS
                                                        -------------------------------------------------------------------------
                                                                                                       THREE MONTHS
                                                                   YEAR ENDED AUGUST 31,                  ENDED        YEAR ENDED
                                                        -------------------------------------------     AUGUST 31,       MAY 31
                                                         2007          2006       2005       2004          2003           2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  1.00       $  1.00    $  1.00    $  1.00      $  1.00           1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      0.03          0.03       0.02       0.01        0.002           0.01
=================================================================================================================================
Less dividends from net investment income                 (0.03)        (0.03)     (0.02)     (0.01)      (0.002)         (0.01)
=================================================================================================================================
Net asset value, end of period                          $  1.00       $  1.00    $  1.00    $  1.00      $  1.00        $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                            3.53%         3.04%      1.88%      0.91%        0.21%          1.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $18,920       $17,420    $20,682    $37,117      $44,164        $45,013
=================================================================================================================================
Ratio of expenses to average net assets                    0.25%(b)      0.25%      0.25%      0.25%        0.25%(c)       0.25%
=================================================================================================================================
Ratio of net investment income to average net assets       3.46%(b)      2.99%      1.88%      0.90%        0.85%(c)       1.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $19,210,923.
(c)  Annualized.

AIM Treasurer's Series Trust


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Treasurer's Series Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Investor Class
Shareholders of AIM Treasurer's Series Trust:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (three of the portfolios constituting AIM Treasurer's Series Trust, hereafter referred to as the "Trust") at August 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Investor Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS

October 19, 2007
Houston, Texas

AIM Treasurer's Series Trust

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder in the Investor Class,      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
you incur ongoing costs, such as             account value divided by $1,000 = 8.6),      you paid for the period. You may use this
management fees. This example is intended    then multiply the result by the number in    information to compare the ongoing costs
to help you understand your ongoing costs    the table under the heading entitled         of investing in the Fund and other funds.
(in dollars) of investing in the Funds and   "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
compare these costs with ongoing costs of    estimate the expenses you paid on your       example with the 5% hypothetical examples
investing in other mutual funds. The         account during this period.                  that appear in the shareholder reports of
example is based on an investment of                                                      the other funds.
$1,000 invested at the beginning of the      HYPOTHETICAL EXAMPLE FOR COMPARISON
period and held for the entire period        PURPOSES                                        Please note that the expenses shown in
March 1, 2007, through August 31, 2007.                                                   the table are meant to highlight your
                                             The table below also provides information    ongoing costs only. Therefore, the
ACTUAL EXPENSES                              about hypothetical account values and        hypothetical information is useful in
                                             hypothetical expenses based on each Fund's   comparing ongoing costs only, and will not
The table below provides information about   actual expense ratio and an assumed rate     help you determine the relative total
actual account values and actual expenses.   of return of 5% per year before expenses,    costs of owning different funds.
You may use the information in this table,   which is not a Fund's actual return.
together with the amount you invested, to

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
                 ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
   FUND            (3/1/07)             (8/31/07)(1)            PERIOD(2)     (8/31/07)            PERIOD(2)          RATIO
Premier            $1,000.00              $1,026.70               $0.87        $1,024.35             $0.87             0.17%
Premier U.S.
Government
Money               1,000.00               1,026.10                0.87         1,024.35              0.87             0.17
Premier
Tax-Exempt          1,000.00               1,017.80                1.27         1,023.95              1.28             0.25

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================
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AIM Treasurer's Series Trust

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     expenses of their assigned funds. The        June 27, 2007 and does not reflect any
Treasurer's Series Trust (the Trust) is      Investments Committee considers each         changes that may have occurred since that
required under the Investment Company Act    Sub-Committee's recommendations and makes    date, including but not limited to changes
of 1940 to approve annually the renewal of   its own recommendations regarding the        to each Fund's performance, advisory fees,
each series portfolio of the Trust's         performance, fees and expenses of the AIM    expense limitations and/or fee waivers.
(each, a Fund) investment advisory           Funds to the full Board. Moreover, the
agreement with A I M Advisors, Inc. (AIM).   Investments Committee considers each         A. NATURE, EXTENT AND QUALITY OF SERVICES
During contract renewal meetings held on     SubCommittee's recommendations in making        PROVIDED BY AIM
June 25-27, 2007, the Board as a whole and   its annual recommendation to the Board
the disinterested or "independent"           whether to approve the continuance of each   The Board reviewed the advisory services
Trustees, voting separately, approved the    AIM Fund's investment advisory agreement     provided to each Fund by AIM under the
continuance of each Fund's investment        and sub-advisory agreement, if applicable    Fund's advisory agreement, the performance
advisory agreement for another year,         (advisory agreements), for another year.     of AIM in providing these services, and
effective July 1, 2007. In doing so, the                                                  the credentials and experience of the
Board determined that each Fund's advisory      The independent Trustees, as mentioned    officers and employees of AIM who provide
agreement is in the best interests of the    above, are assisted in their annual          these services. The Board's review of the
Fund and its shareholders and that the       evaluation of the advisory agreements by     qualifications of AIM to provide these
compensation to AIM under each Fund's        the independent Senior Officer. One          services included the Board's
advisory agreement is fair and reasonable.   responsibility of the Senior Officer is to   consideration of AIM's portfolio and
                                             manage the process by which the AIM Funds'   product review process, various back
   The independent Trustees met separately   proposed management fees are negotiated      office support functions provided by AIM,
during their evaluation of each Fund's       during the annual contract renewal process   and AIM's equity and fixed income trading
investment advisory agreement with           to ensure that they are negotiated in a      operations. The Board concluded that the
independent legal counsel from whom they     manner which is at arms' length and          nature, extent and quality of the advisory
received independent legal advice, and the   reasonable. Accordingly, the Senior          services provided to each Fund by AIM were
independent Trustees also received           Officer must either supervise a              appropriate and that AIM currently is
assistance during their deliberations from   competitive bidding process or prepare an    providing satisfactory advisory services
the independent Senior Officer, a            independent written evaluation. The Senior   in accordance with the terms of each
full-time officer of the AIM Funds who       Officer has recommended that an              Fund's advisory agreement. In addition,
reports directly to the independent          independent written evaluation be provided   based on their ongoing meetings throughout
Trustees. The following discussion more      and, upon the direction of the Board, has    the year with each Fund's portfolio
fully describes the process employed by      prepared an independent written              managers, the Board concluded that these
the Board to evaluate the performance of     evaluation.                                  individuals are competent and able to
the AIM Funds (including each Fund)                                                       continue to carry out their
throughout the year and, more                   During the annual contract renewal        responsibilities under each Fund's
specifically, during the annual contract     process, the Board considered the factors    advisory agreement.
renewal meetings.                            discussed below under the heading "Factors
                                             and Conclusions and Summary of Independent      In determining whether to continue each
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    Fund's advisory agreement, the Board
                                             fairness and reasonableness of each Fund's   considered the prior relationship between
The Board's Investments Committee has        advisory agreement at the contract renewal   AIM and the Fund, as well as the Board's
established three Sub-Committees which are   meetings and at their meetings throughout    knowledge of AIM's operations, and
responsible for overseeing the management    the year as part of their ongoing            concluded that it was beneficial to
of a number of the series portfolios of      oversight of the Fund. Each Fund's           maintain the current relationship, in
the AIM Funds. This SubCommittee structure   advisory agreement was considered            part, because of such knowledge. The Board
permits the Trustees to focus on the         separately, although the Board also          also considered the steps that AIM and its
performance of the AIM Funds that have       considered the common interests of all of    affiliates have taken over the last
been assigned to them. The Sub-Committees    the AIM Funds in their deliberations. The    several years to improve the quality and
meet throughout the year to review the       Board comprehensively considered all of      efficiency of the services they provide to
performance of their assigned funds, and     the information provided to them and did     the Funds in the areas of investment
the Sub-Committees review monthly and        not identify any particular factor that      performance, product line diversification,
quarterly comparative performance            was controlling. Furthermore, each Trustee   distribution, fund operations, shareholder
information and periodic asset flow data     may have evaluated the information           services and compliance. The Board
for their assigned funds. These materials    provided differently from one another and    concluded that the quality and efficiency
are prepared under the direction and         attributed different weight to the various   of the services AIM and its affiliates
supervision of the independent Senior        factors. The Trustees recognized that the    provide to the AIM Funds in each of these
Officer. Over the course of each year, the   advisory arrangements and resulting          areas have generally improved, and support
SubCommittees meet with portfolio managers   advisory fees for each Fund and the other    the Board's approval of the continuance of
for their assigned funds and other members   AIM Funds are the result of years of         each Fund's advisory agreement.
of management and review with these          review and negotiation between the
individuals the performance, investment      Trustees and AIM, that the Trustees may      B. FUND PERFORMANCE
objective(s), policies, strategies and       focus to a greater extent on certain
limitations of these funds.                  aspects of these arrangements in some        PREMIER PORTFOLIO
                                             years than others, and that the Trustees'
   In addition to their meetings             deliberations and conclusions in a           The Board compared the Fund's performance
throughout the year, the Sub-Committees      particular year may be based in part on      during the past one, three and five
meet at designated contract renewal          their deliberations and conclusions of       calendar years to the performance of funds
meetings each year to conduct an in-depth    these same arrangements throughout the       in the Fund's Lipper peer group that are
review of the performance, fees and          year and in prior years.                     not managed by AIM, and against the
expenses of their assigned funds. During                                                  performance of all funds in the Lipper
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       Money Market Funds Index. The Board also
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           reviewed the methodology used by Lipper to
data regarding all the AIM Funds prepared                                                 identify the Fund's peers. The Board noted
by an independent company, Lipper, Inc.,     The discussion below serves as a summary of  that the Fund's performance was above the
under the direction and supervision of the   the Senior Officer's independent written     median performance of its peers for the
independent Senior Officer who also          evaluation, as well as a discussion of the   one, three and five year periods. The
prepares a separate analysis of this         material factors and related conclusions     Board noted that the Fund's performance
information for the Trustees. Each           that formed the basis for the Board's        was above the performance of the Index for
Sub-Committee then makes recommendations     approval of each Fund's advisory             the one, three and five year periods. The
to the Investments Committee regarding the   agreement. Unless otherwise stated,          Board also considered the steps AIM has
performance, fees and                        information set forth below is as of         taken over the last several years to
                                                                                          improve the quality and efficiency of the
                                                                                          services that AIM provides to the AIM
                                                                                          Funds. The Board concluded that AIM
                                                                                          continues to

                                                                                                                         (continued)

AIM Treasurer's Series Trust

be responsive to the Board's focus on fund   in the Fund's Lipper peer group that are     Fund. The Board concluded that it was not
performance. Although the independent        not managed by AIM, at a common asset        necessary at this time to discuss with AIM
written evaluation of the Fund's Senior      level and as of the end of the past          whether to implement any such waivers or
Officer (discussed below) only considered    calendar year. The Board noted that the      expense limitations because the Fund's
Fund performance through the most recent     Fund's advisory fee rate was below the       overall expense ratio was below the median
calendar year, the Board also reviewed       median advisory fee rate of its peers. The   expense ratio of the funds in the Fund's
more recent Fund performance and this        Board also reviewed the methodology used     Lipper peer group that are not managed by
review did not change their conclusions.     by Lipper and noted that the contractual     AIM.
                                             fee rates shown by Lipper include any
PREMIER TAX-EXEMPT PORTFOLIO                 applicable long-term contractual fee            The Board also noted the "all-in"
                                             waivers. The Board also compared the         nature of the Fund's contractual advisory
The Board compared the Fund's performance    Fund's contractual advisory fee rate to      fee, whereby AIM pays all of the Fund's
during the past one, three and five          the contractual advisory fee rates of        ordinary operating expenses. After taking
calendar years to the performance of funds   other clients of AIM and its affiliates      account of the Fund's contractual advisory
in the Fund's Lipper peer group that are     with investment strategies comparable to     fee rate, as well as the comparative
not managed by AIM, and against the          those of the Fund, including two mutual      advisory fee information, the Board
performance of all funds in the Lipper       funds advised by AIM and four Canadian       concluded that the Fund's advisory fees
Tax-Exempt Money Market Funds Index. The     funds advised by an AIM affiliate and        were fair and reasonable.
Board also reviewed the methodology used     sub-advised by AIM. The Board noted that
by Lipper to identify the Fund's peers.      the Fund's rate was: (i) below the rates     PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board noted that the Fund's              for the two mutual funds; and (ii) above
performance was above the median             the sub-advisory fee rate and equal to the   The Board compared the Fund's
performance of its peers for the one,        advisory fee rate for one of the Canadian    contractual advisory fee rate to the
three and five year periods. The Board       funds and below or equal to the              contractual advisory fee rates of funds in
noted that the Fund's performance was        sub-advisory fee rates and below the         the Fund's Lipper peer group that are not
above the performance of the Index for the   advisory fee rates for the other three       managed by AIM, at a common asset level
one, three and five year periods. The        Canadian funds.                              and as of the end of the past calendar
Board also considered the steps AIM has                                                   year. The Board noted that the Fund's
taken over the last several years to            The Board noted that AIM has              advisory fee rate was below the median
improve the quality and efficiency of the    contractually agreed to waive advisory       advisory fee rate of its peers. The Board
services that AIM provides to the AIM        fees of the Fund through at least June 30,   also reviewed the methodology used by
Funds. The Board concluded that AIM          2008 so that the Fund's advisory fee rate    Lipper and noted that the contractual fee
continues to be responsive to the Board's    is limited to a specified percentage of      rates shown by Lipper include any
focus on fund performance. Although the      average daily net assets. The Board          applicable long-term contractual fee
independent written evaluation of the        considered the contractual nature of this    waivers. The Board noted that AIM does not
Fund's Senior Officer (discussed below)      fee waiver and noted that it remains in      serve as an advisor to other mutual funds
only considered Fund performance through     effect until at least June 30, 2008. The     or other clients with investment
the most recent calendar year, the Board     Board reviewed the Fund's effective          strategies comparable to those of the
also reviewed more recent Fund performance   advisory fee rate, after taking account of   Fund.
and this review did not change their         this fee waiver, and considered the effect
conclusions.                                 this fee waiver would have on the Fund's        The Board noted that AIM has
                                             estimated total expenses. The Board          contractually agreed to waive advisory
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO      concluded that the levels of fee             fees of the Fund through at least June 30,
                                             waivers/expense limitations for the Fund     2008 so that the Fund's advisory fee rate
The Board compared the Fund's performance    were fair and reasonable.                    is limited to a specified percentage of
during the past one, three and five                                                       average daily net assets. The Board
calendar years to the performance of funds      The Board also noted the "all-in"         considered the contractual nature of this
in the Fund's Lipper peer group that are     nature of the Fund's contractual advisory    fee waiver and noted that it remains in
not managed by AIM, and against the          fee, whereby AIM pays all of the Fund's      effect until at least June 30, 2008. The
performance of all funds in the Lipper       ordinary operating expenses. After taking    Board reviewed the Fund's effective
U.S. Government Money Market Funds Index.    account of the Fund's contractual advisory   advisory fee rate, after taking account of
The Board also reviewed the methodology      fee rate, as well as the comparative         this fee waiver, and considered the effect
used by Lipper to identify the Fund's        advisory fee information and the fee         this fee waiver would have on the Fund's
peers. The Board noted that the Fund's       waiver discussed above, the Board            estimated total expenses. The Board
performance was above the median             concluded that the Fund's advisory fees      concluded that the levels of fee
performance of its peers for the one and     were fair and reasonable.                    waivers/expense limitations for the Fund
three year periods, and comparable to such                                                were fair and reasonable.
performance for the five year period. The    PREMIER TAX-EXEMPT PORTFOLIO
Board noted that the Fund's performance                                                      The Board also noted the "all-in"
was above the performance of the Index for   The Board compared the Fund's contractual    nature of the Fund's contractual advisory
the one and three year periods, and          advisory fee rate to the contractual         fee, whereby AIM pays all of the Fund's
comparable to such Index for the five year   advisory fee rates of funds in the Fund's    ordinary operating expenses. After taking
period. The Board also considered the        Lipper peer group that are not managed by    account of the Fund's contractual advisory
steps AIM has taken over the last several    AIM, at a common asset level and as of the   fee rate, as well as the comparative
years to improve the quality and             end of the past calendar year. The Board     advisory fee information and the fee
efficiency of the services that AIM          noted that the Fund's advisory fee rate      waiver discussed above, the Board
provides to the AIM Funds. The Board         was below the median advisory fee rate of    concluded that the Fund's advisory fees
concluded that AIM continues to be           its peers. The Board also reviewed the       were fair and reasonable.
responsive to the Board's focus on fund      methodology used by Lipper and noted that
performance. Although the independent        the contractual fee rates shown by Lipper    D. ECONOMIES OF SCALE AND BREAKPOINTS
written evaluation of the Fund's Senior      include any applicable long-term
Officer (discussed below) only considered    contractual fee waivers. The Board also      The Board considered the extent to which
Fund performance through the most recent     compared the Fund's contractual advisory     there are economies of scale in AIM's
calendar year, the Board also reviewed       fee rate to the contractual advisory fee     provision of advisory services to each
more recent Fund performance and this        rates of other clients of AIM and its        Fund. The Board also considered whether
review did not change their conclusions.     affiliates with investment strategies        each Fund benefits from such economies of
                                             comparable to those of the Fund, including   scale through contractual breakpoints in
C. ADVISORY FEES AND FEE WAIVERS             one mutual fund advised by AIM. The Board    the Fund's advisory fee schedule or
                                             noted that the Fund's rate was below the     through advisory fee waivers or expense
PREMIER PORTFOLIO                            rate for the mutual fund.                    limitations. The Board noted that the
                                                                                          Funds' contractual advisory fee schedules
The Board compared the Fund's contractual       The Board noted that AIM has not          do not include any breakpoints. The Board
advisory fee rate to the contractual         proposed any advisory fee waivers or         considered whether it would be appropriate
advisory fee rates of funds                  expense limitations for the                  to add advisory fee breakpoints for each
                                                                                          Fund or whether, due to the nature of each
                                                                                          Fund and the advisory fee structures of
                                                                                          comparable funds, it was reasonable to
                                                                                          structure

                                                                                                                         (continued)

AIM Treasurer's Series Trust

the advisory fee without breakpoints.        reviewed and approved on an annual basis
Based on this review, the Board concluded    by the Board. The Board concluded that AIM
that it was not necessary to add             and its affiliates were providing these
breakpoints to the Funds' advisory fee       services in a satisfactory manner and in
schedule. Based on this information, the     accordance with the terms of their
Board concluded that, absent breakpoints,    contracts, and were qualified to continue
each Fund's contractual advisory fees        to provide these services to each Fund.
remain constant and do not reflect
economies of scale. The Board also noted        The Board considered the benefits
that each Fund shares directly in            realized by AIM as a result of portfolio
economies of scale through lower fees        brokerage transactions executed through
charged by third party service providers     "soft dollar" arrangements. Under these
based on the combined size of all of the     arrangements, portfolio brokerage
AIM Funds and affiliates.                    commissions paid by the Funds and/or other
                                             funds advised by AIM are used to pay for
E. PROFITABILITY AND FINANCIAL RESOURCES     research and execution services. The Board
   OF AIM                                    noted that soft dollar arrangements shift
                                             the payment obligation for the research
The Board reviewed information from AIM      and executions services from AIM to the
concerning the costs of the advisory and     funds and therefore may reduce AIM's
other services that AIM and its affiliates   expenses. The Board also noted that
provide to each Fund and the profitability   research obtained through soft dollar
of AIM and its affiliates in providing       arrangements may be used by AIM in making
these services. The Board also reviewed      investment decisions for each Fund and may
information concerning the financial         therefore benefit Fund shareholders. The
condition of AIM and its affiliates. The     Board concluded that AIM's soft dollar
Board also reviewed with AIM the             arrangements were appropriate. The Board
methodology used to prepare the              also concluded that, based on their review
profitability information. The Board         and representations made by AIM, these
considered the overall profitability of      arrangements were consistent with
AIM, as well as the profitability of AIM     regulatory requirements.
in connection with managing each Fund. The
Board noted that AIM continues to operate
at a net profit, although increased
expenses in recent years have reduced the
profitability of AIM and its affiliates.
The Board concluded that each Fund's
advisory fees were fair and reasonable,
and that the level of profits realized by
AIM and its affiliates from providing
services to each Fund was not excessive in
light of the nature, quality and extent of
the services provided. The Board
considered whether AIM is financially
sound and has the resources necessary to
perform its obligations under the Funds'
advisory agreement, and concluded that AIM
has the financial resources necessary to
fulfill these obligations.

F. INDEPENDENT WRITTEN EVALUATION OF THE
   FUNDS' SENIOR OFFICER

The Board noted that, upon their
direction, the Senior Officer of the
Funds, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Funds. The Board noted that they had relied upon the Senior Officer's written evaluation instead of a competitive bidding process. In determining whether to continue each
Fund's advisory agreement, the Board
considered the Senior Officer's written
evaluation.

G. COLLATERAL BENEFITS TO AIM AND ITS
   AFFILIATES

The Board considered various other
benefits received by AIM and its
affiliates resulting from AIM's
relationship with the Funds, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Funds. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts which are

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AIM Treasurer's Series Trust

TAX INFORMATION

Form 1099-DIV, Form 1042-S, Form 1099-INT and other year -- end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The respective Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2007:

     FEDERAL AND STATE INCOME TAX

                                                                         CORPORATE
                                               LONG TERM     QUALIFIED   DIVIDENDS                    TAX-EXEMPT
                                             CAPITAL GAIN    DIVIDEND     RECEIVED    U.S. TREASURY     INCOME
                                             DISTRIBUTIONS    INCOME*    DEDUCTION*    OBLIGATION*    DIVIDENDS*
----------------------------------------------------------------------------------------------------------------
Premier Portfolio                                 --             0%         0%               --           --
Premier U.S. Government Money Portfolio           --             0%         0%            13.02%          --
Premier Tax-Exempt Portfolio                      --             --         --               --          100%




     * The above percentage is based on ordinary income dividends paid to shareholders during each Fund's fiscal year.

     NON-RESIDENT ALIEN SHAREHOLDERS

                                                              QUALIFIED    QUALIFIED
                                                              SHORT-TERM   INTEREST
                                                                GAINS       INCOME*
------------------------------------------------------------------------------------
Premier Portfolio                                               $3,684      44.91%
Premier U.S. Government Money Portfolio                             --      54.62%
Premier Tax-Exempt Portfolio                                        --          --




     * The above percentage is based on income dividends paid to shareholders during each Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for each Fund are as follows:

                                                        NOVEMBER 30,   FEBRUARY 28,   MAY 31,   AUGUST 31,
                                                            2006           2007        2007        2007
----------------------------------------------------------------------------------------------------------
Premier Portfolio                                            100%           100%         100%       100%
Premier U.S. Government Money Portfolio                    99.95%         99.95%       99.96%     99.96%
Premier Tax-Exempt Portfolio                                 100%         99.98%         100%       100%

AIM Treasurer's Series Trust

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee and Executive                      President, A I M Management Group Inc.
  Vice President                             (financial services holding company),
                                             AIM Mutual Fund Dealer Inc. (registered
                                             broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       2003       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            1983       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2003       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2000       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2003       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          2003       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         2003       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      2003       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        2003       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              1997       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Treasurer's Series Trust

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       2003       Head of INVESCO's World Wide Fixed        N/A
  President and Principal                    Income and Cash Management Group;
  Executive Officer                          Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors,
                                             Inc., AIM Investment Services, Inc. and
                                             Fund Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              Fund holdings and proxy voting information

eDelivery is the process of receiving your fund     The Funds provide a complete list of their holdings four times in each fiscal
and account information via e-mail. Once your       year, at quarter-ends. For the second and fourth quarters, the list appears
quarterly statements, tax forms, fund reports,      in the Funds' semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Funds file the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. At the bottom of our home page, click on
to log in to your account to view your statements   "Prospectuses." Then click on the link that reads, "Access prospectuses and fund
and tax forms.                                      reports for our money market funds." Then click on the column labeled "N-Q" for your Fund. Shareholders can also look up the Funds' Form N-Q filings on the SEC
WHY SIGN UP?                                        Web site, sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC
                                                    Public Reference Room in Washington, D.C. You can obtain information on the
Register for eDelivery to:                          operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request
o    save your Fund the cost of printing and        at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for
     postage.                                       the Funds are 811-05460 and 033-19862.

o    reduce the amount of paper you receive.        A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without
o    gain access to your documents faster by not    charge, upon request, from our Client Services department at 800-959-4246 or on
     waiting for the mail.                          the AIM Web site, AIM investments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web
o    view your documents online anytime at your     site, sec.gov.
     convenience.
                                                    Information regarding how the Funds voted proxies related to their portfolio
o    save the documents to your personal computer   securities during the 12 months ended June 30, 2007, is available at our Web
     or print them out for your records.            site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. This information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1.   Log in to your account.

2.   Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                   I-TST-AR-1           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                                                             INSTITUTIONAL CLASS

                                             AIM TREASURER'S SERIES TRUST (ATST)
                                                               Premier Portfolio
                                         Premier U.S. Government Money Portfolio
                                                    Premier Tax-Exempt Portfolio

                                                                 AUGUST 31, 2007
                                                                   ANNUAL REPORT

   Unless otherwise stated, information presented in this report is as of August
                                     31, 2007, and is based on total net assets.

       Unless otherwise stated, all data presented in this report are from A I M
                                                           Management Group Inc.

                                  [COVER IMAGE]

ANNUAL

Inside This Report
Letters to Shareholders ..................    2
Fund Data ................................    4
Fund Objectives and Strategies ...........    4
Fund Composition by Maturity .............    5
Schedule of Investments ..................    6
Financial Statements .....................   16
Notes to Financial Statements ............   20
Financial Highlights .....................   25
Auditor's Report .........................   28
Fund Expenses ............................   29
Approval of Advisory Agreement ...........   30
Tax Information ..........................   33
Trustees and Officers ....................   34

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIM Treasurer's Series Trust

                                             Dear Shareholders:

                                             It is a pleasure to provide you with this annual report on the performance of the
                                             Institutional Class of AIM Treasurer's Series Trust, part of AIM Cash Management, for
     [KELLEY                                 the fiscal year ended August 31, 2007. Thank you for investing with us.
      PHOTO]
                                                Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

                                                The Premier and Premier U.S. Government Money Portfolios maintained their AAAm ratings by Standard & Poor's and their Aaa ratings by Moody's. Fund ratings are subject
Karen Dunn Kelley                            to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

                                             MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

                                             During the fiscal year covered by this report:

                                             o  The U.S. economy continued to expand, although somewhat unevenly. Gross domestic product (GDP), the broadest measure of the nation's economic activity, grew at an annualized rate of 1.1%, 2.1% and 0.6% in the third and fourth quarters of 2006 and the first quarter of 2007, respectively.(1) GDP grew at an annualized rate of 3.8%
                                                in the second quarter of 2007.(1)

                                             o  One widely followed gauge of inflation, the Consumer Price Index, rose 2.1%(2)
                                                excluding food and energy, near the top end of the U.S. Federal Reserve Board's (the
                                                Fed) assumed "comfort zone" for inflation.(3)

                                                After raising the federal funds target rate at 17 consecutive meetings from June
                                             2004 to June 2006, the Fed kept this key interest rate unchanged at 5.25% throughout the fiscal year. In a statement following its early August meeting (its last meeting before the close of the fiscal year), the Fed said the economy seemed likely to continue to expand at a moderate pace over coming quarters.(4) It repeated its belief that while inflation has moderated somewhat in recent months, it remains the central bank's predominant policy concern.(4)

                                                Late in the fiscal year, investors grew increasingly concerned about problems in the subprime mortgage market and became less willing to invest in more speculative corporate bonds. Market watchers feared this heightened risk aversion might reduce the availability of credit and increase borrowing costs for individuals and corporations.
                                             When consumers and companies can't borrow money easily, the economy tends to slow.

                                                While these concerns increased market volatility, our portfolio of high-quality investments and our relatively short weighted average maturity mitigated the effects of this volatility on Fund performance.

                                             IN CONCLUSION

                                             All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800-659-1005.

                                             Sincerely,


                                             /S/ KAREN DUNN KELLEY

                                             Karen Dunn Kelley
                                             President, Fund Management Company

                                             October 17, 2007

                                             Sources: (1) Bureau of Economic Analysis; (2) Bureau of Labor Statistics; (3)
                                             BusinessWeek; (4) U.S. Federal Reserve Board

                                             The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

AIM Treasurer's Series Trust

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

     [CROCKETT                                  Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO
       PHOTO]                                PLC, the parent company of AIM Investments --REGISTERED TRADEMARK-- (AIM), and Phil
                                             Taylor, who was named CEO of AIM in April 2006. Robert Graham, who has given more than
                                             30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

Bruce L. Crockett                               In September 2006, Karen Dunn Kelley was named as President of your funds. Further, the investment management talent at AIM was enhanced in 2007 by the promotion of Karen to Head of INVESCO's Worldwide Fixed Income. She continues in her role as Director of
                                             AIM Global and AIM Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under her direction, AIM's cash management organization grew to one of the world's largest and most respected money managers in the industry, while providing top-tier performance.

                                                The AIM and INVESCO fixed income operations, combined under Karen's leadership, represent more than $160 billion in assets, 120 investment professionals and products that span the entire yield curve (as of August 31, 2007). Worldwide Fixed Income, through its six regional investment centers, brings clients the benefit of global reach in an increasingly sophisticated marketplace. The scope of the business benefits from strong historical knowledge and well developed technology that enables the integrated group to maintain and enhance its focus on a consistent, disciplined and repeatable investment process aligned with client needs.

                                                In other news, at our June meeting, your Board renewed the investment advisory contracts between the AIM Funds and A I M Advisors, Inc. for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab, then select the "Investment Advisory Agreement Renewals" link.

                                                Your Board looks forward to keeping you informed about the governance of your funds.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Trustees

                                             October 17, 2007

                                             INVESCO Worldwide manages a broad array of investment strategies around the world.
                                             INVESCO Worldwide comprises all the INVESCO firms outside the United States combined with two major INVESCO firms within the United States, INVESCO Institutional (N.A.),
                                             Inc. and INVESCO Global Asset Management (N.A.), Inc.

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc., A I M Capital Management, Inc. are the investment advisors for the products and services represented by AIM Investments; they each provide investment advisory services to individual and institutional clients and do not sell securities.
                                             Fund Management Company is the distributor for the domestic (U.S.) institutional money market funds. AIM Global is a division of INVESCO Asset Management Limited. AIM Cash
                                             Management is a brand name encompassing products and services provided by one or more subsidiaries of INVESCO PLC. All of these entities are indirect wholly owned subsidiaries of INVESCO PLC.

AIM Treasurer's Series Trust

====================================================================================================================================

FUND DATA

INSTITUTIONAL CLASS DATA AS OF 8/31/07

FUND                                   YIELDS                     WEIGHTED AVERAGE MATURITY             TOTAL NET ASSETS

                                                                   Range
                                                                  During
                              7-Day            Monthly           Reporting          At Fiscal
                            SEC Yield          Yield             Period             Year-End
Premier                       5.32%             5.27%           25-49 days           25 days             $3.84 billion
Premier U.S.
Government Money              5.13              5.11            19-45 days           30 days             10.29 million
Premier Tax-Exempt            3.70              3.50            13-68 days           18 days             50.44 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and/or distributor not waived fees and/or reimbursed expenses, the 7-day SEC yield would have been 5.24% and 5.05% for the Premier and Premier U.S. Government Money Portfolios, respectively. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

====================================================================================================================================

====================================================================================================================================

Fund Objectives and Strategies

Premier Portfolio                                             Premier Tax-Exempt Portfolio

Premier Portfolio seeks to provide a high level of current    Premier Tax-Exempt Portfolio seeks to provide a high level of current
income, consistent with the preservation of capital and       income, consistent with the preservation of capital and maintenance of
maintenance of liquidity.                                     liquidity.

     The Fund invests in short-term money market                   The Fund invests in high quality, short-term municipal
instruments that blend top-tier, high quality U.S.            obligations, seeking to provide income exempt from federal taxation.
dollar-denominated obligations, which include commercial      The Fund structure is driven to some extent by the supply and
paper, certificates of deposit, master and promissory         availability of municipal securities. Liquidity is managed with daily
notes, municipal securities and repurchase agreements.        and weekly variable rate demand notes.

     The Fund continues to hold the highest credit quality rating given by Moody's (Aaa) and Standard & Poor's (AAAm), widely known credit rating agencies. Fund ratings are subject to change and are based on several factors, including an analysis of a fund's overall credit quality, market price exposure and management.

Premier U.S. Government Money Portfolio

Premier U.S. Government Money Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.

     The Fund invests primarily in debt securities issued or guaranteed by the U.S. government or its agencies and securities such as repurchase agreements. Securities purchased by the Fund have maturities of 397 days or less.

     The Fund continues to hold the highest credit quality rating given by Moody's (Aaa) and Standard & Poor's (AAAm), widely known credit rating agencies. Fund ratings are subject to change and are based on several factors, including an analysis of a fund's overall credit quality, market price exposure and management.

====================================================================================================================================

AIM Treasurer's Series Trust

==================================================
FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 8/31/07

                          PREMIER         PREMIER
           PREMIER    U.S. GOVERNMENT   TAX-EXEMPT
         PORTFOLIO*   MONEY PORTFOLIO    PORTFOLIO

1-7         59.7%          72.8%           85.5%
8-30        15.3            4.9             4.1
31-90       21.2           12.0             5.2
91-180       1.8            3.6             4.0
181+         2.0            6.7             1.2
==================================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

*    The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to income or interest income withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

====================================================================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

====================================================================================================================================

====================================================================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

====================================================================================================================================

AIM Treasurer's Series Trust

SCHEDULE OF INVESTMENTS

August 31, 2007

PREMIER PORTFOLIO


                                                           PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)          VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER-29.27%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/LEASES-0.68%

Amstel Funding Corp. (Acquired 08/24/07; Cost
  $26,715,154) 6.15%(b)(c)                     09/25/07    $ 26,862    $   26,751,866
=====================================================================================

ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-8.78%

Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 05/21/07; Cost $28,881,042)
  5.13%(c)                                     02/07/08      30,000        29,320,937
-------------------------------------------------------------------------------------
  (Acquired 04/05/07; Cost $68,961,197)
  5.14%(c)                                     10/04/07      70,801        70,467,409
-------------------------------------------------------------------------------------
  (Acquired 04/12/07; Cost $26,300,700)
  5.18%(c)                                     10/10/07      27,000        26,848,485
-------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (CEP-Bank of
  America, N.A.) (Acquired 08/17/07; Cost
  $75,750,273) 6.02%(c)                        09/17/07      76,145        75,941,270
-------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A, (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 04/17/07; Cost $19,475,233)
  5.19%(c)                                     10/16/07      20,000        19,870,250
-------------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC (Multi
  CEP's- Liberty Hampshire Co., LLC; agent)
  (Acquired 07/10/07; Cost $24,664,583)
  5.25%(c)                                     10/10/07      25,000        24,857,813
-------------------------------------------------------------------------------------
  (Acquired 02/27/07; Cost $59,993,706)
  5.28%(c)(d)                                  09/04/07      60,000        59,999,899
-------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A, (CEP-Bank
  of America, N.A.) (Acquired 06/05/07; Cost
  $39,451,667) 5.25%(c)                        09/07/07      40,000        39,965,000
=====================================================================================
                                                                          347,271,063
=====================================================================================

ASSET-BACKED SECURITIES-FULLY SUPPORTED MONOLINE-1.89%

Aquinas Funding, LLC (CEP-MBIA Insurance
  Corp.) (Acquired 08/06/07; Cost
  $39,734,000) 5.32%(c)                        09/20/07      40,000        39,887,689
-------------------------------------------------------------------------------------
Triple-A One Funding Corp. (CEP-MBIA
  Insurance Corp.) (Acquired 08/06/07; Cost
  $34,870,127) 5.30%(c)                        09/06/07      35,030        35,004,214
=====================================================================================
                                                                           74,891,903
=====================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-1.25%

Falcon Asset Securitization Corp. (Acquired
  08/08/07; Cost $49,335,000) 5.32%(c)         11/06/07      50,000        49,512,333
=====================================================================================

                                                           PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)          VALUE
-------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- SECURITIES-8.05%

Dorada Finance Inc. (Acquired 08/09/07; Cost
  $49,254,750) 5.42%(b)(c)                     11/16/07    $ 50,000    $   49,427,889
-------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $49,761,556)
  5.92%(b)(c)                                  09/14/07      50,000        49,893,111
-------------------------------------------------------------------------------------
Five Finance Inc. (Acquired 07/25/07; Cost
  $24,646,017) 5.26%(b)(c)                     10/30/07      25,000        24,784,691
-------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC (Acquired 05/22/07;
  Cost $24,359,076) 5.19%(b)(c)                11/16/07      25,000        24,726,347
-------------------------------------------------------------------------------------
Sigma Finance Inc. (Acquired 05/18/07; Cost
  $48,840,576) 5.19%(b)(c)                     10/30/07      50,000        49,575,118
-------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC (Acquired
  07/10/07; Cost $24,664,583) 5.25%(b)(c)      10/10/07      25,000        24,857,812
-------------------------------------------------------------------------------------
Tulip Funding Corp. (Acquired 08/09/07; Cost
  $36,816,809) 5.57%(b)(c)                     09/14/07      37,000        36,925,579
-------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $58,090,041)
  5.75%(b)(c)                                  09/12/07      58,351        58,248,481
=====================================================================================
                                                                          318,439,028
=====================================================================================

DIVERSIFIED BANKS-4.39%

Bank Of America Corp. 5.40%                    10/12/07      50,000        49,692,500
-------------------------------------------------------------------------------------
HBOS Treasury Services PLC 5.41%(b)            11/26/07      75,000        74,031,604
-------------------------------------------------------------------------------------
Wells Fargo & Co. 5.28%                        09/05/07      50,000        49,970,667
=====================================================================================
                                                                          173,694,771
=====================================================================================

REGIONAL BANKS-4.23%

Bank Of Ireland (Acquired 08/20/07; Cost
  $49,553,333) 5.36%(b)(c)                     10/19/07      50,000        49,642,667
-------------------------------------------------------------------------------------
  (Acquired 08/24/07; Cost $24,894,806)
  5.41%(b)(c)                                  09/24/07      25,000        24,913,590
-------------------------------------------------------------------------------------
Danske Corp. (Acquired 08/27/07; Cost
  $42,806,142) 5.41%(b)(c)                     09/27/07      43,000        42,831,989
-------------------------------------------------------------------------------------
Westpac Banking Corp. (Acquired 04/05/07;
  Cost $48,895,264) 5.17%(b)(c)                09/10/07      50,000        49,935,438
=====================================================================================
                                                                          167,323,684
=====================================================================================
    Total Commercial Paper (Cost
      $1,157,884,648)                                                   1,157,884,648
=====================================================================================

AIM Treasurer's Series Trust


                                                           PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)          VALUE
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-9.48%

Bank of Ireland 5.48%                          10/12/07    $ 25,000    $   24,999,953
-------------------------------------------------------------------------------------
Barclays Bank PLC 5.35%                        06/04/08      40,000        40,000,729
-------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom) 5.50%(b)    09/28/07      50,000        50,000,000
-------------------------------------------------------------------------------------
CALYON S.A. 5.37%(d)                           11/09/07      70,000        70,000,000
-------------------------------------------------------------------------------------
Fortis Bank N.V./S.A. 5.48%                    09/28/07      50,000        50,000,000
-------------------------------------------------------------------------------------
HBOS Treasury Services PLC 5.39%               01/30/08      25,000        25,000,000
-------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 5.30%                      10/09/07      25,000        25,000,000
-------------------------------------------------------------------------------------
UBS A.G.
  5.38%                                        06/02/08      40,000        40,000,000
-------------------------------------------------------------------------------------
  5.47%                                        11/23/07      50,000        50,000,000
=====================================================================================
    Total Certificates of Deposit (Cost
      $375,000,682)                                                       375,000,682
=====================================================================================

MASTER NOTE AGREEMENTS-6.95%

Lehman Brothers Inc. (Acquired 01/10/07; Cost
  $140,000,000) 5.49%(c)(e)(f)(g)                    --     140,000       140,000,000
-------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc (Acquired
  08/08/07; Cost $135,000,000) 5.51%(c)(e)(g)  10/10/07     135,000       135,000,000
=====================================================================================
    Total Master Note Agreements (Cost
      $275,000,000)                                                       275,000,000
=====================================================================================

FUNDING AGREEMENTS-4.30%

MetLife Funding Agreement (Acquired 07/17/06;
  Cost $45,000,000) 5.42%(c)(d)(h)             08/18/08      45,000        45,000,000
-------------------------------------------------------------------------------------
MetLife Insurance Co. of Connecticut
  (Acquired 10/13/06-03/14/07; Cost
  $35,000,000) 5.42%(c)(d)(h)                  10/12/07      35,000        35,000,000
-------------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
  04/04/07; Cost $90,000,000) 5.42%(c)(d)(h)   04/04/08      90,000        90,000,000
=====================================================================================
    Total Funding Agreements (Cost
      $170,000,000)                                                       170,000,000
=====================================================================================

TIME DEPOSIT-3.29%

Danske Bank (United Kingdom) 5.35%(b)(e)(Cost
  $130,000,000)                                09/04/07     130,000       130,000,000
=====================================================================================

MEDIUM-TERM NOTES-2.65%

Allstate Life Global Funding Trust Floating
  Rate MTN 5.51%(d)                            08/13/08      50,000        50,000,000
-------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  (Acquired 06/23/06; Cost $20,000,000)
  5.35%(b)(c)(d)                               07/23/08      20,000        20,000,000
-------------------------------------------------------------------------------------
Metropolitan Life Global Funding I Floating
  Rate MTN (Acquired 08/20/03; Cost
  $10,000,000) 5.70%(c)(d)                     08/14/08      10,000        10,000,000
-------------------------------------------------------------------------------------
Westpac Banking Corp. Floating Rate MTN
  (Acquired 11/15/06; Cost $25,000,000)
  5.31%(b)(c)(d)                               08/05/08      25,000        25,000,000
=====================================================================================
    Total Medium-Term Notes (Cost
      $105,000,000)                                                       105,000,000
=====================================================================================

                                                           PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)          VALUE
-------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES-1.68%

ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-0.38%

RACERS Trust Series 2004-6-MM, Floating Rate
  Notes (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $15,000,000)
  5.55%(c)(d)                                  01/22/08    $ 15,000    $   15,000,000
=====================================================================================

ASSET-BACKED SECURITIES-FULLY SUPPORTED MONOLINE-0.29%

Wachovia Asset Securitization Issuance, LLC;
  Series 2004-HEMM2, Class AMM, Putable
  Floating Rate Bonds (CEP-Ambac Assurance
  Corp.) (Acquired 09/07/05; Cost
  $11,441,082) 5.50%(c)(i)(j)                  12/25/34      11,441        11,441,082
=====================================================================================

ASSET-BACKED SECURITIES- STRUCTURED-1.01%

Permanent Master Issuer PLC; (United Kingdom)
  Series 2006-1, Class 1A, Floating Rate
  Bonds 5.59%(b)(d)                            10/17/07      40,000        40,000,000
=====================================================================================
    Total Asset-Backed Securities (Cost
      $66,441,082)                                                         66,441,082
=====================================================================================

VARIABLE RATE DEMAND NOTES-1.51%(J)

INSURED-0.10%(I)

Nanotechnology Research LLC, Arizona (Arizona
  State University Project); Series 2004,
  Lease Taxable RB (INS-MBIA Insurance Corp.)
  5.60%(e)                                     03/01/34       1,200         1,200,000
-------------------------------------------------------------------------------------
University of Alabama; Series 2004 B, Taxable
  RB (INS-MBIA Insurance Corp.) 5.60%(e)       07/01/09       2,850         2,850,000
=====================================================================================
                                                                            4,050,000
=====================================================================================

LETTER OF CREDIT ENHANCED-1.41%(K)

Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2002, Taxable RB,
  (LOC-Wells Fargo Bank, N.A.) 5.64%(e)        11/01/22       1,650         1,650,000
-------------------------------------------------------------------------------------
Capital Markets Access Co. (Cullman
  Outpatient Center Project); Series 2006 F,
  (LOC-Wachovia Bank, N.A.) 5.78%              08/01/31       2,860         2,860,000
-------------------------------------------------------------------------------------
Capital Markets Access Co. (Surgery Center of
  Cullman Project); Series 2006 G,
  (LOC-Wachovia Bank, N.A.) 5.78%              08/01/13       1,920         1,920,000
-------------------------------------------------------------------------------------

AIM Treasurer's Series Trust


                                                           PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)          VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Gainesville (City of) & Hall (County of),
  Georgia Development Authority (Fieldale
  Farms Corp. Project); Series 2006, Taxable
  IDR (LOC-Wachovia Bank, N.A.) 5.78%(e)       03/01/21    $ 10,000    $   10,000,000
-------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Series 2001, Floating Rate Notes
  (LOC-JPMorgan Chase Bank, N.A.) 5.63%(e)     03/01/31       7,413         7,413,000
-------------------------------------------------------------------------------------
GMS Associates III; Series 1995, Floating
  Rate Bonds (LOC-LaSalle Bank, N.A.)
  5.55%(e)                                     11/01/25       9,400         9,400,000
-------------------------------------------------------------------------------------
Habasit Holding America Inc.; Series 2006,
  (LOC-Bank of America, N.A.) 5.50%(e)         03/01/16       2,555         2,555,000
-------------------------------------------------------------------------------------
Montgomery (City of), Alabama (Riverfront
  Stadium Project); Series 2003 B, Taxable RB
  Wts. (LOC-Wachovia Bank, N.A.) 5.57%(e)      11/01/23       6,000         6,000,000
-------------------------------------------------------------------------------------
Port Blakely Communities Inc., Washington;
  Series 2001 C, Taxable RB (LOC-Bank of
  America, N.A.) 5.45%(e)                      02/15/21       6,000         6,000,000
-------------------------------------------------------------------------------------
Saint Jean Industries, Inc.; Series 2006,
  (LOC-General Electric Capital Corp.)
  (Acquired 09/28/06; Cost $7,685,000)
  5.72%(c)(e)                                  10/01/21       7,685         7,685,000
=====================================================================================
                                                                           55,483,000
=====================================================================================
    Total Variable Rate Demand Notes (Cost
      $59,533,000)                                                         59,533,000
=====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-59.13%
  (Cost $2,337,859,412)                                                 2,338,859,412
=====================================================================================


                                                REPURCHASE
                                                  AMOUNT
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-40.97%(L)

ABN AMRO Bank N.V., Joint Agreement dated
  08/31/07, aggregate maturing value
  $250,148,611 (collateralized by U.S.
  Government Obligations valued at
  $255,000,000; 4.55%-6.50%,
  03/01/33-06/01/37) 5.35%, 09/04/07           175,104,028       175,000,000
----------------------------------------------------------------------------
BNP Paribas, Joint agreement dated 08/31/07,
  aggregate maturing value $1,340,818,144
  (collateralized by U.S. Government and
  corporate obligations valued at
  $1,397,320,576; 0%-6.75%,
  10/19/08-01/25/47) 5.50%, 09/04/07(b)        175,106,847       175,000,000
----------------------------------------------------------------------------

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

Citigroup Global Markets Inc., Joint term
  agreement dated 08/31/07, aggregate
  maturing value $1,104,540,021
  (collateralized by corporate obligations
  valued at $1,155,000,000; 5.61%-6.12%,
  12/31/10-11/12/47) 5.47%, 09/17/07(m)        $135,557,184   $  135,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $750,450,000(collateralized
  by U.S. Government obligations valued at
  $765,000,001; 4.40%-6.41%,
  12/01/13-05/01/37) 5.40%, 09/04/07           331,008,249       330,809,763
----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $900,547,500 (collateralized by corporate
  obligations valued at $945,000,001;
  0%-5.45%, 11/03/51-12/03/51) 5.48%,
  09/04/07(b)                                  130,079,083       130,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Open joint agreement
  dated 08/31/07, (collateralized by
  corporate obligations valued at
  $315,000,000; 0%-7.52%, 12/18/09-12/27/49)
  5.44%(m)                                              --       150,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Agreement dated
  08/31/07, maturing value
  $350,204,167(collateralized by U.S.
  Government obligations valued at
  $357,000,000; 3.85-5.69%,
  10/01/33-04/01/37) 5.25%, 09/04/07           350,204,167       350,000,000
----------------------------------------------------------------------------
Wachovia Capital Markets, LLC Joint agreement
  dated 08/31/07, aggregate maturing value
  $1,200,730,667 (collateralized by corporate
  obligations valued at $1,260,000,001;
  0%-7.25%, 06/15/11-07/15/56) 5.48%,
  09/04/07                                     175,106,556       175,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $1,620,809,763)                                          1,620,809,763
============================================================================
TOTAL INVESTMENTS-100.10% (Cost
  $3,959,669,175)(n)(o)                                        3,959,669,175
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.10)%                             (4,009,968)
============================================================================
NET ASSETS-100.00%                                            $3,955,659,207
____________________________________________________________________________
============================================================================

AIM Treasurer's Series Trust

Investment Abbreviations:

CEP     - Credit Enhancement Provider
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 13.1%; other countries less than 5%: 16.1%.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $1,518,315,959, which represented 38.38% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(e) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2007.
(h) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2007 was $170,000,000, which represented 4.30% of the Fund's Net Assets.
(i) Principal and/or interest payments are secured by the bond insurance company listed.
(j) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(k) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l) Principal amount equals value at period end. See Note 1.
(m) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(n) Also represents cost for federal income tax purposes.
(o) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

SCHEDULE OF INVESTMENTS

August 31, 2007

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                          PRINCIPAL
                                                          AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-53.98%

FEDERAL FARM CREDIT BANK (FFCB)-4.89%

Floating Rate Bonds, 5.18%(a)                  05/02/08    $2,000     $ 1,999,736
=================================================================================

FEDERAL HOME LOAN BANK (FHLB)-3.49%

Unsec. Bonds, 5.40%                            08/14/08       425         425,000
---------------------------------------------------------------------------------
Unsec. Global Bonds, 5.27%                     11/21/07     1,000         999,931
=================================================================================
                                                                        1,424,931
=================================================================================

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-39.93%

Series M006, Class A, Taxable Multi-Family
  VRD Ctfs., 5.44%(b)                          10/15/45     8,937       8,937,330
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes, 5.20%(a)    09/30/08     3,000       2,998,049
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(c)
  5.10%                                        10/01/07       910         906,129
---------------------------------------------------------------------------------
  5.12%                                        12/06/07     1,000         986,344
---------------------------------------------------------------------------------
  5.04%                                        12/31/07       500         491,533
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes, 5.35%(a)                              09/27/07     2,000       1,999,928
=================================================================================
                                                                       16,319,313
=================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-5.67%

Unsec. Disc. Notes,(c)
  5.06%                                        02/29/08       891         868,333
---------------------------------------------------------------------------------
  4.99%                                        04/25/08       500         483,591
---------------------------------------------------------------------------------
  5.00%                                        05/12/08       500         482,361
---------------------------------------------------------------------------------
  5.01%                                        06/06/08       500         480,586
=================================================================================
                                                                        2,314,871
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $22,058,851)                                               22,058,851
=================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-53.98% (Cost $22,058,851)                                22,058,851
=================================================================================


                                               REPURCHASE
                                                 AMOUNT
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS-45.88%(D)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,003,910; 3.75%-6.63%,
  10/03/07-04/07/21)
  5.25%, 09/04/07                              2,001,167      2,000,000
-----------------------------------------------------------------------

                                               REPURCHASE
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

Banc of America Securities LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $150,087,500,
  (collateralized by U.S. Government
  obligations valued at $153,000,104;
  0%-5.50%, 04/25/08-04/01/56)
  5.25%, 09/04/07                              $2,001,167   $ 2,000,000
-----------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/07, aggregate maturing value
  $106,950,921 (collateralized by U.S.
  Government obligations valued at
  $109,029,543;
  5.24%, 02/11/09)
  5.30%, 09/04/07                              2,001,178      2,000,000
-----------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,000,655; 4.00%-6.00%,
  03/10/08-04/18/36)
  5.25%, 09/04/07                              2,001,167      2,000,000
-----------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $450,265,000 (collateralized
  by U.S. Government obligations valued at
  $459,000,560; 0%-5.80%, 03/05/09-02/09/26)
  5.30%, 09/04/07                              2,001,178      2,000,000
-----------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $350,206,111 (collateralized
  by U.S. Government obligations valued at
  $357,001,203; 4.00%-6.50%,
  10/04/07-08/25/16)
  5.30%, 09/04/07                              2,001,178      2,000,000
-----------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $275,161,944 (collateralized by U.S.
  Government obligations valued at
  $280,503,127; 0%-5.50%, 03/10/08-08/23/17)
  5.30%, 09/04/07                              2,001,178      2,000,000
-----------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $800,471,111 (collateralized by U.S.
  Government obligations valued at
  $816,000,100; 0%-7.38%, 09/12/07-07/15/32)
  5.30%, 09/04/07                              2,753,557      2,751,936
-----------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $150,087,500 (collateralized by U.S.
  Government obligations valued at
  $153,000,164; 0%, 09/28/07-6/15/08) 5.25%,
  09/04/07                                     2,001,167      2,000,000
=======================================================================
    Total Repurchase Agreements (Cost
      $18,751,936)                                           18,751,936
=======================================================================
TOTAL INVESTMENTS-99.86% (Cost
  $40,810,787)(e)                                            40,810,787
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.14%                              58,276
=======================================================================
NET ASSETS-100.00%                                          $40,869,063
_______________________________________________________________________
=======================================================================

AIM Treasurer's Series Trust

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) Principal amount equals value at period end. See Note 1J.
(e) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

SCHEDULE OF INVESTMENTS

August 31, 2007

PREMIER TAX-EXEMPT PORTFOLIO


                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-99.57%(A)

COLORADO-2.16%

Concord (Metropolitan District of); Series
  2004, Refunding & Improvement Unlimited Tax
  VRD GO (LOC-Wells Fargo Bank, N.A.) 3.75%,
  12/01/29(b)(c)                                A-1+       --     $  815     $   815,000
----------------------------------------------------------------------------------------
Idaho Springs (City of) (Safeway Inc.
  Projects); Series 1993, Refunding VRD IDR
  (LOC-Deutsche Bank A.G.) 3.90%,
  06/01/08(b)(c)(d)                              A-1       --        310         310,000
----------------------------------------------------------------------------------------
Loveland (City of) (Safeway Inc. Projects);
  Series 1993, Refunding VRD IDR
  (LOC-Deutsche Bank A.G.) 3.90%,
  06/01/08(b)(c)(d)                              A-1       --        370         370,000
========================================================================================
                                                                               1,495,000
========================================================================================

FLORIDA-1.67%

JEA Water and Sewer System; Series 2002 B, RB
  (INS-Financial Security Assurance Inc.)
  5.25%, 10/01/07(e)                             AAA      Aaa        200         200,269
----------------------------------------------------------------------------------------
Orange (County of) Housing Finance Authority
  (Windsor Pines Project); Series 2000 E,
  Multi-family Housing VRD RB (LOC-Bank of
  America, N.A.) 4.02%, 03/01/35(b)(c)(f)         --   VMIG-1        955         955,000
========================================================================================
                                                                               1,155,269
========================================================================================

GEORGIA-1.59%

Atlanta (City of) Water & Wastewater Revenue;
  Series 2006-1, Commercial Paper Notes
  (Multi LOC's-Bank of America, N.A., Dexia
  Group S.A., Lloyds TSB Bank PLC, JPMorgan
  Chase Bank, N.A.) 3.66%, 11/02/07(b)(d)       A-1+      P-1        300         300,000
----------------------------------------------------------------------------------------
Tallapoosa (City of) Development Authority
  (U.S. Can Co. Project); Series 1994,
  Refunding VRD IDR (LOC-Deutsche Bank A.G.)
  4.20%, 02/01/15(b)(c)(d)                       A-1       --        800         800,000
========================================================================================
                                                                               1,100,000
========================================================================================

HAWAII-0.36%

Honolulu Hawaii (City & County of); Series
  1997 C, Unlimited tax GO (INS-Financial
  Guaranty Insurance Co.) 5.50%, 11/01/07(e)     AAA      Aaa        250         250,662
========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


ILLINOIS-18.53%

Chicago (City of) (Churchview Supportive
  Living Facility); Series 2003, Multi-Family
  Housing VRD RB (LOC-Harris N.A.) (Acquired
  11/01/05; Cost $1,900,000) 4.15%,
  03/01/33(b)(c)(f)(g)                            --   VMIG-1     $1,900     $ 1,900,000
----------------------------------------------------------------------------------------
Cook (County of) Consolidated High School
  District Number 230 ; Series 1999,
  Unlimited tax GO (INS-Ambac Assurance
  Corp.) 5.50%, 12/01/07(e)                      AAA       --        250         251,049
----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Aurora Central Catholic High
  School); Series 1994, VRD RB (LOC-Allied
  Irish Banks PLC) 4.22%, 04/01/24(b)(c)(d)      A-1       --      1,000       1,000,000
----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Dominican University); Series
  2000 B, VRD RB (LOC-Allied Irish Banks PLC)
  3.97%, 10/01/30(b)(c)(d)(h)                     --   VMIG-1      3,000       3,000,000
----------------------------------------------------------------------------------------
McCook (Village of) (Illinois St. Andrew
  Society); Series 1996 A VRD RB
  (LOC-Northern Trust Co.) 4.07%,
  12/01/21(b)(c)                                A-1+       --      5,000       5,000,000
----------------------------------------------------------------------------------------
  Series 1996 B VRD RB (LOC-Northern Trust
  Co.) 4.07%, 12/01/21(b)(c)                    A-1+       --      1,700       1,700,000
========================================================================================
                                                                              12,851,049
========================================================================================

INDIANA-3.71%

Indiana (State of) Bond Bank; Series 2007 A,
  Advance Funding Program RN 4.25%, 01/31/08   SP-1+       --        700         701,195
----------------------------------------------------------------------------------------
Indiana (State of) Health Facility Financing
  Authority (Stone Belt Arc, Inc. Project);
  Series 2005, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.) 4.20%, 02/01/25(b)(c)               --   VMIG-1        500         500,000
----------------------------------------------------------------------------------------

AIM Treasurer's Series Trust


                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Housing Finance Authority
  (Pedcor Investments- Cumberland Crossing
  Apartments Development); Series 1997 M-B,
  Multi-Family Housing VRD RB (LOC-Federal
  Home Loan Bank of Indianapolis) 4.11%,
  01/01/29(b)(c)(f)                               --   VMIG-1     $  744     $   744,000
----------------------------------------------------------------------------------------
Portage (City of) (Pedcor Investments-Port
  Crossing III Apartments Project); Series
  1995 B, Economic Development VRD RB
  (LOC-Federal Home Loan Bank of
  Indianapolis) 4.19%, 08/01/30(b)(c)(f)          --   VMIG-1        627         627,000
========================================================================================
                                                                               2,572,195
========================================================================================

KENTUCKY-7.76%

Ewing (City of) Kentucky Area Development
  Districts Financing Trust; Series 2000,
  Lease Acquisition Program VRD RB
  (LOC-Wachovia Bank, N.A.) 4.07%,
  06/01/33(b)(c)(h)                             A-1+       --      5,385       5,385,000
========================================================================================

LOUISIANA-7.29%

Denham Springs (City of) Economic Development
  District (Bass Pro Shops Project); Series
  2007 A, Sales Tax Increment VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) 3.99%,
  01/01/37(b)(c)                                  --   VMIG-1      5,060       5,060,000
========================================================================================

MICHIGAN-1.44%

Michigan (State of) Building Authority;
  Series 2007 5, Commercial Paper Notes
  (Multi LOC's-Bank of New York, State Street
  Bank & Trust Co.) 3.72%, 11/20/07(b)          A-1+      P-1        750         750,000
----------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority (Berrien Woods III); Series 2000
  B, Multi-Family Housing VRD RB (LOC-Federal
  Home Loan Bank of Indianapolis) 4.14%,
  07/01/32(b)(c)(f)                             A-1+       --        250         250,000
========================================================================================
                                                                               1,000,000
========================================================================================

NEW YORK-0.61%

New York (City of) Industrial Development
  Agency (2002 Abigal Press Inc.
  Project);,VRD IDR (LOC-JPMorgan Chase Bank,
  N.A.) 4.22%, 12/01/18(b)(c)(f)                A-1+       --        425         425,000
========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


OKLAHOMA-5.08%

Oklahoma (County of) Finance Authority
  (Oxford Oaks, Watersedge & Gardens at
  Reding Apartments Projects); Series 2000,
  Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  4.01%, 07/15/30(c)(h)                         A-1+       --     $3,023     $ 3,023,000
----------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Series 2003 A, Capital Improvements VRD RB
  3.70%, 05/15/17(c)                            A-1+       --        500         500,000
========================================================================================
                                                                               3,523,000
========================================================================================

PENNSYLVANIA-1.01%

Cumberland (County of) Municipal Authority
  (Dickinson College); Series 1996 B, VRD RB
  (LOC-Citizens Bank of Pennsylvania) 3.63%,
  11/01/26(b)(c)                                A-1+       --        600         600,000
----------------------------------------------------------------------------------------
Pennsylvania (Commonwealth of); Series 1997,
  Unlimited tax GO (INS-Ambac Assurance
  Corp.) 5.13%, 09/15/07(e)                      AAA      Aaa        100         100,047
========================================================================================
                                                                                 700,047
========================================================================================

TENNESSEE-7.04%

Covington (Town of) Industrial Development
  Board (Charms Co. Project); Series 1992,
  VDR IDR (LOC-Bank of America, N.A.) 4.10%,
  06/01/27(b)(c)(f)                               --   VMIG-1      2,400       2,400,000
----------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority;
  Series 1997 II E-3 Government Public
  Improvement VRD RB (INS-Ambac Assurance
  Corp.) 4.05%, 06/01/10(c)(e)                    --   VMIG-1        835         835,000
----------------------------------------------------------------------------------------
  Series 1997 II F-1 Government Public
  Improvement VRD RB (INS-Ambac Assurance
  Corp.) 4.05%, 06/01/17(c)(e)                    --   VMIG-1        725         725,000
----------------------------------------------------------------------------------------
  Series 1997 II F-2 Government Public
  Improvement VRD RB (INS-Ambac Assurance
  Corp.) 4.05%, 06/01/17(c)(e)                    --   VMIG-1        925         925,000
========================================================================================
                                                                               4,885,000
========================================================================================

AIM Treasurer's Series Trust


                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

TEXAS-13.19%

Collin (County of); Series 2005, Permanent
  Improvement Refunding Unlimited Tax GO
  4.00%, 02/15/08                                AAA      Aaa     $  300     $   300,257
----------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Parking (University Parking System
  Project); Series 2004 A, Refunding VRD RB
  (LOC-BNP Paribas) 4.04%, 05/01/35(b)(c)(d)      --   VMIG-1      5,000       5,000,000
----------------------------------------------------------------------------------------
Harris (County of); Series E Toll Road Sr.
  Lien Revenue Commercial Paper Notes 3.65%,
  09/14/07                                      A-1+      P-1        250         250,000
----------------------------------------------------------------------------------------
  Series 2001 A-1 Commercial Paper Notes GO
  3.75%, 09/21/07                               A-1+      P-1      2,500       2,500,000
----------------------------------------------------------------------------------------
Houston (City of); Series 2003 E, Commercial
  Paper Notes GO 3.74%, 10/11/07                A-1+      P-1      1,000       1,000,000
----------------------------------------------------------------------------------------
Texas (State of) Transportation Commission
  (State Highway Fund); Series 2006-A, First
  Tier RB 5.00%, 04/01/08                        AAA      Aa1        100         100,704
========================================================================================
                                                                               9,150,961
========================================================================================

UTAH-0.59%

Utah (State of) Board of Regents (University
  of Utah); Series 1998, Hospital RB 5.25%,
  08/01/08(c)(i)(j)                              NRR      NRR        400         409,235
========================================================================================

VERMONT-2.60%

Vermont (State of) Student Assistance Corp.;
  Series 1985, Student Loan VRD RB (LOC-State
  Street Bank & Trust Co.) 3.76%,
  01/01/08(b)(c)                                  --   VMIG-1      1,800       1,800,000
========================================================================================

WASHINGTON-18.39%

Lake Tapps Parkway Properties; Series 1999 A,
  Special Revenue VRD RB (LOC-U.S. Bank,
  N.A.) 4.04%, 12/01/19(b)(c)(h)                  --   VMIG-1      5,000       5,000,000
----------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994, Refunding VRD IDR
  3.90%, 11/01/25(c)(h)                         A-1+   VMIG-1        507         507,000
----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of) Health Care Facilities
  Authority (Swedish Health Services); Series
  2006, VRD RB (LOC-Citibank N.A.) (Acquired
  07/24/07; Cost $5,050,000) 4.02%,
  11/15/26(b)(c)(g)(h)                          A-1+   VMIG-1     $5,050     $ 5,050,000
----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (YMCA of Columbia-Willamette);
  Series 1999, Non-Profit Housing VRD RB
  (LOC-U.S. Bank, N.A.) 4.00%,
  08/01/24(b)(c)(h)                             A-1+       --      2,200       2,200,000
========================================================================================
                                                                              12,757,000
========================================================================================

WISCONSIN-1.65%

Madison (City of) Community Development
  Authority (Hamilton Point Apartments
  Project); Series 1997 A, Refunding Multi-
  Family Housing VRD RB (LOC-JPMorgan Chase
  Bank, N.A.) (Acquired 08/28/02; Cost
  $845,000) 4.16%, 10/01/22(b)(c)(g)(k)           --       --        845         845,000
----------------------------------------------------------------------------------------
Rock (County of); Series 2007, Promissory
  Notes Unlimited tax GO 4.25%, 07/10/08          --     MIGI        300         301,110
========================================================================================
                                                                               1,146,110
========================================================================================

WYOMING-4.90%

Gillette (City of); Series 1988, Refunding
  Customized Purchase VRD PCR (LOC-Barclays
  Bank PLC) 4.08%, 01/01/18(b)(c)(d)(h)         A-1+      P-1      3,400       3,400,000
========================================================================================
TOTAL INVESTMENTS-99.57% (Cost
  $69,065,528)(l)(m)                                                          69,065,528
========================================================================================
OTHER ASSETS LESS LIABILITIES-0.43%                                              299,494
========================================================================================
NET ASSETS-100.00%                                                           $69,365,022
________________________________________________________________________________________
========================================================================================

AIM Treasurer's Series Trust

Investment Abbreviations:

CEP  - Credit Enhancement Provider
GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
INS  - Insurer
LOC  - Letter of Credit
NRR  - Not Re-Rated
PCR  - Pollution Control Revenue Bonds
Sr.  - Senior
RB   - Revenue Bonds
RN   - Revenue Notes
VRD  - Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Government obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(d) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    France 7.2%; Ireland 5.8%; United Kingdom 5.0%; Other countries less than 5%: 2.2%.
(e) Principal and/or interest payments are secured by the bond insurance company listed.
(f) Security subject to the alternative minimum tax.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $7,795,000, which represented 11.24% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(h) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(j) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(l) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   U.S. Bank, N.A.                                                  10.4%
   ------------------------------------------------------------------------
   JPMorgan Chase Bank, N.A.                                         9.9
   ------------------------------------------------------------------------
   Northern Trust Co.                                                9.7
   ------------------------------------------------------------------------
   Wachovia Bank N.A.                                                7.8
   ------------------------------------------------------------------------
   Citibank N.A.                                                     7.3
   ------------------------------------------------------------------------
   BNP Paribas                                                       7.2
   ------------------------------------------------------------------------
   Allied Irish Banks PLC                                            5.8
   ------------------------------------------------------------------------
   Bank of America, N.A.                                             5.4
   ________________________________________________________________________
   ========================================================================

(m) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

                                                                               PREMIER U.S. GOVERNMENT      PREMIER TAX-EXEMPT
                                                        PREMIER PORTFOLIO          MONEY PORTFOLIO              PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at value                                    $2,338,859,412              $22,058,851               $69,065,528
------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements, at value                           1,620,809,763               18,751,936                        --
==============================================================================================================================
     Total investments                                    3,959,669,175               40,810,787                69,065,528
==============================================================================================================================
Cash                                                                675                    1,242                   161,959
------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                               80,000                       --                   100,000
------------------------------------------------------------------------------------------------------------------------------
  Fund shares sold                                              488,210                    4,476                       122
------------------------------------------------------------------------------------------------------------------------------
  Interest                                                    8,709,591                   97,464                   300,643
------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred compensation and
  retirement plans                                                   --                   14,367                        --
==============================================================================================================================
     Total assets                                         3,968,947,651               40,928,336                69,628,252
______________________________________________________________________________________________________________________________
==============================================================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                         43,504                    3,464                   100,000
------------------------------------------------------------------------------------------------------------------------------
  Dividends                                                  13,241,432                   39,288                   163,230
------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                 --                   16,521                        --
------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                                        3,508                       --                        --
==============================================================================================================================
     Total liabilities                                       13,288,444                   59,273                   263,230
==============================================================================================================================
Net Assets Applicable to Shares Outstanding              $3,955,659,207              $40,869,063               $69,365,022
______________________________________________________________________________________________________________________________
==============================================================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                            $3,955,639,692              $40,840,612               $69,364,878
------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                              20,735                   28,401                       444
------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)                           (1,220)                      50                      (300)
==============================================================================================================================
                                                         $3,955,659,207              $40,869,063               $69,365,022
______________________________________________________________________________________________________________________________
==============================================================================================================================


NET ASSETS:

Investor Class                                           $  115,642,029              $30,569,245               $18,920,292
______________________________________________________________________________________________________________________________
==============================================================================================================================
Institutional Class                                      $3,840,017,178              $10,299,818               $50,444,730
______________________________________________________________________________________________________________________________
==============================================================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
AUTHORIZED:

Investor Class                                              115,638,467               30,573,607                18,918,851
______________________________________________________________________________________________________________________________
==============================================================================================================================
Institutional Class                                       3,840,003,760               10,295,406                50,446,471
______________________________________________________________________________________________________________________________
==============================================================================================================================
  Net Asset Value, Offering and Redemption Price Per
     Share For Each Class                                $         1.00              $      1.00               $      1.00
______________________________________________________________________________________________________________________________
==============================================================================================================================
Cost of Investments                                      $2,338,859,412              $22,058,851               $69,065,528
______________________________________________________________________________________________________________________________
==============================================================================================================================
Cost of Repurchase Agreements                            $1,620,809,763              $18,751,936               $        --
______________________________________________________________________________________________________________________________
==============================================================================================================================
  Total Investments, at Cost                             $3,959,669,175              $40,810,787               $69,065,528
______________________________________________________________________________________________________________________________
==============================================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

STATEMENT OF OPERATIONS

For the year ended August 31, 2007

                                                                                  PREMIER U.S. GOVERNMENT   PREMIER TAX-EXEMPT
                                                              PREMIER PORTFOLIO       MONEY PORTFOLIO           PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                        $171,945,038            $1,748,058              $1,857,111
==============================================================================================================================

EXPENSES:

Advisory fees                                                      7,967,698                82,433                 125,042
==============================================================================================================================
    Total expenses                                                 7,967,698                82,433                 125,042
==============================================================================================================================
Less: Fees waived                                                 (2,549,663)              (26,379)                     --
==============================================================================================================================
    Net expenses                                                   5,418,035                56,054                 125,042
==============================================================================================================================
Net investment income                                            166,527,003             1,692,004               1,732,069
==============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from Investment securities                   (1,220)                   50                      --
==============================================================================================================================
Net increase in net assets resulting from operations            $166,525,783            $1,692,054              $1,732,069
______________________________________________________________________________________________________________________________
==============================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2007 and 2006

                                                                                                     PREMIER U.S. GOVERNMENT
                                                                     PREMIER PORTFOLIO                   MONEY PORTFOLIO
                                                              --------------------------------    ------------------------------
                                                                AUGUST 31,        AUGUST 31,       AUGUST 31,       AUGUST 31,
                                                                   2007              2006             2007             2006
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  166,527,003    $   52,686,952     $ 1,692,004      $ 1,292,680
--------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                            (1,220)            3,683              50               --
================================================================================================================================
    Net increase in net assets resulting from operations         166,525,783        52,690,635       1,692,054        1,292,680
================================================================================================================================
Distributions to shareholders from net investment income:
  Investor Class                                                  (6,914,251)       (4,938,784)     (1,462,078)      (1,292,454)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (159,612,752)      (47,748,168)       (229,926)            (226)
================================================================================================================================
    Decrease in net assets resulting from distributions         (166,527,003)      (52,686,952)     (1,692,004)      (1,292,680)
================================================================================================================================
Share transactions-net:
  Investor Class                                                  16,149,967       (12,576,552)        834,821       (1,859,199)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          1,283,641,253     2,192,267,042      10,270,180           25,226
================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       1,299,791,220     2,179,690,490      11,105,001       (1,833,973)
================================================================================================================================
    Net increase (decrease) in net assets                      1,299,790,000     2,179,694,173      11,105,051       (1,833,973)
================================================================================================================================

NET ASSETS:

  Beginning of year                                            2,655,869,207       476,175,034      29,764,012       31,597,985
================================================================================================================================
  End of year*                                                $3,955,659,207    $2,655,869,207     $40,869,063      $29,764,012
================================================================================================================================
  * Includes accumulated undistributed net investment income  $       20,735    $       17,052     $    28,401      $    27,548
________________________________________________________________________________________________________________________________
================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2007 and 2006

                                                                    PREMIER TAX-EXEMPT
                                                                        PORTFOLIO
                                                              ------------------------------
                                                               AUGUST 31,       AUGUST 31,
                                                                  2007             2006
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $ 1,732,069      $   862,494
--------------------------------------------------------------------------------------------
  Net realized gain (loss)                                              --               --
============================================================================================
    Net increase in net assets resulting from operations         1,732,069          862,494
============================================================================================
Distributions to shareholders from net investment income:
  Investor Class                                                  (663,829)        (564,506)
--------------------------------------------------------------------------------------------
  Institutional Class                                           (1,068,240)        (297,988)
============================================================================================
    Decrease in net assets resulting from distributions         (1,732,069)        (862,494)
============================================================================================
Share transactions-net:
  Investor Class                                                 1,498,387       (3,261,455)
--------------------------------------------------------------------------------------------
  Institutional Class                                           42,739,731       (1,715,438)
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         44,238,118       (4,976,893)
============================================================================================
    Net increase (decrease) in net assets                       44,238,118       (4,976,893)
============================================================================================

NET ASSETS:

  Beginning of year                                             25,126,904       30,103,797
============================================================================================
  End of year*                                                 $69,365,022      $25,126,904
============================================================================================
  * Includes accumulated undistributed net investment income   $       444      $       444
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer's Series Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Treasurer's Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the "Funds"). Each Fund currently consists of multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       The Funds may receive proceeds from litigation settlements involving, such Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

       The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

AIM Treasurer's Series Trust

H.   RISKS INVOLVED IN INVESTING IN THE PREMIER TAX-EXEMPT
     PORTFOLIO -- Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

I.   RISKS INVOLVED IN INVESTING IN THE PREMIER U.S. GOVERNMENT MONEY
     PORTFOLIO -- The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate of 0.25% of such Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by each Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs;
(ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

    Through at least June 30, 2008, AIM has contractually agreed to waive advisory fees equal to 0.08% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

    For the year ended August 31, 2007, AIM waived the following advisory fees:

Premier Portfolio                                               $2,549,663
--------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                             26,379
__________________________________________________________________________
==========================================================================


    The Trust has entered into a master administrative services agreement with AIM to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") to provide transfer agency and shareholder services to each Fund. AIM and AIS do not charge the Funds any fees under these agreements.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") and Fund Management Company ("FMC") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS, ADI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2007, each Fund engaged in transactions with affiliates as listed below:

                                                                                                           NET REALIZED
                                                              SECURITIES PURCHASES    SECURITIES SALES    GAINS/(LOSSES)
------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                                 $        --           $        --           $   --
------------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                                    --                    --               --
------------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                       11,700,000            13,029,957             0.00
________________________________________________________________________________________________________________________
========================================================================================================================

AIM Treasurer's Series Trust

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by AIM and not by the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the year ended August 31, 2007.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2007 and 2006 was as follows:

                                                        2007                                             2006
                                    ---------------------------------------------    --------------------------------------------
                                      ORDINARY       LONG-TERM          TOTAL         ORDINARY       LONG-TERM          TOTAL
                                       INCOME       CAPITAL GAIN    DISTRIBUTIONS      INCOME       CAPITAL GAIN    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                   $166,527,003      $    --       $166,527,003     $52,686,952      $    --        $52,686,952
---------------------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money
  Portfolio                            1,692,004           --          1,692,004       1,292,680           --          1,292,680
---------------------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio           1,732,069*          --          1,732,069         862,494*          --            862,494
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Tax-exempt

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2007, the components of net assets on a tax basis were as follows:

                                                 UNDISTRIBUTED     TEMPORARY                       SHARES OF
                                                   ORDINARY        BOOK/TAX      CAPITAL LOSS      BENEFICIAL          TOTAL
                                                    INCOME        DIFFERENCES    CARRYFORWARD       INTEREST         NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                   $20,735        $     --        $(1,220)      $3,955,639,692    $3,955,659,207
---------------------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio              38,610         (10,159)            --           40,840,612        40,869,063
---------------------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                            444              --           (300)          69,364,878        69,365,022
_________________________________________________________________________________________________________________________________
=================================================================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Funds is limited as of August 31, 2007 to utilizing capital loss carryforward in the fiscal year ended August 31, 2008.

AIM Treasurer's Series Trust


    The Funds have a capital loss carryforward as of August 31, 2007 which expires as follows:

                                                              2012     2015
----------------------------------------------------------------------------
Premier Portfolio                                             $--     $1,220
----------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                        --         --
----------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                  300         --
____________________________________________________________________________
============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of excise tax and distribution to shareholders, on August 31, 2007 the undistributed net investment income, undistributed realized gain (loss), and shares of beneficial interest were increased (decreased) by the amounts shown in the table below. These reclassifications have no effect on the net assets of the respective Funds.

                                                              UNDISTRIBUTED NET     UNDISTRIBUTED NET           SHARES OF
                                                              INVESTMENT INCOME    REALIZED GAIN (LOSS)    BENEFICIAL INTEREST
------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                                  $3,683                $(3,683)                 $  --
------------------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                               853                     --                   (853)
------------------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                           --                     --                     --
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 8--SHARE INFORMATION

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

PREMIER PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                           130,305,067    $    130,305,067         91,441,839    $     91,441,839
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                   33,955,876,509      33,955,876,509     17,444,429,484      17,444,429,484
=================================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                             6,695,771           6,695,771          4,806,232           4,806,232
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       35,208,175          35,208,175          8,813,192           8,813,192
=================================================================================================================================
Reacquired:
  Investor Class                                          (120,850,871)       (120,850,871)      (108,824,623)       (108,824,623)
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                  (32,707,443,431)    (32,707,443,431)   (15,260,975,634)    (15,260,975,634)
=================================================================================================================================
                                                         1,299,791,220    $  1,299,791,220      2,179,690,490    $  2,179,690,490
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 30% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

()   In addition, 43% of outstanding shares of the Fund owned by AIM.

AIM Treasurer's Series Trust

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                     YEAR ENDED
                                                                  AUGUST 31, 2007(A)               AUGUST 31, 2006
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                               15,123,887    $ 15,123,887     12,886,718    $ 12,866,718
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                       30,052,534      30,052,534         25,000          25,000
========================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                                1,420,698       1,420,698      1,252,241       1,252,241
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          183,565         183,565            226             226
========================================================================================================================
Reacquired:
  Investor Class                                              (15,709,764)    (15,709,764)   (15,978,158)    (15,978,158)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                      (19,965,919)    (19,965,919)            --              --
========================================================================================================================
                                                               11,105,001    $ 11,105,001     (1,813,973)   $ (1,833,973)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 21% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Institutional Class shares commenced on June 28, 2006.

PREMIER TAX-EXEMPT PORTFOLIO

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                       YEAR ENDED
                                                                   AUGUST 31, 2007(A)                 AUGUST 31, 2006
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                                 9,290,065    $   9,290,065      11,294,258    $  11,294,258
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          218,704,226      218,704,226     119,830,004      119,830,004
============================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                                   658,125          658,125         552,166          552,166
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              892,731          892,731         273,447          273,447
============================================================================================================================
Reacquired:
  Investor Class                                                (8,449,803)      (8,449,803)    (15,107,879)     (15,107,879)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (176,857,226)    (176,857,226)   (121,818,889)    (121,818,889)
============================================================================================================================
                                                                44,238,118    $  44,238,118      (4,976,893)   $  (4,976,893)
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are two that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 60% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Funds and has determined that the adopting of FIN 48 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008 as required.

AIM Treasurer's Series Trust


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

PREMIER PORTFOLIO


                                                                             INSTITUTIONAL CLASS
                                                              --------------------------------------------------
                                                                 YEAR ENDED AUGUST 31,       FEBRUARY 25, 2005
                                                                                             (COMMENCEMENT DATE)
                                                              ---------------------------    TO AUGUST 31,
                                                                 2007             2006           2005
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     1.00       $     1.00         $   1.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.05             0.04             0.01
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.00)            0.00               --
================================================================================================================
    Total from investment operations                                0.05             0.04             0.01
================================================================================================================
Less dividends from net investment income                          (0.05)           (0.04)           (0.01)
================================================================================================================
Net asset value, end of period                                $     1.00       $     1.00         $   1.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(a)                                                     5.35%            4.54%            1.51%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $3,840,017       $2,556,378         $364,108
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  0.17%(b)         0.17%            0.17%(c)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               0.25%(b)         0.25%            0.25%(c)
================================================================================================================
Ratio of net investment income to average net assets                5.23%(b)         4.74%            2.37%(c)
________________________________________________________________________________________________________________
================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $3,054,555,867.
(c)  Annualized.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                                        INSTITUTIONAL CLASS
                                                              ---------------------------------------
                                                                               JUNE 28, 2006
                                                              YEAR ENDED       (COMMENCEMENT DATE)
                                                              AUGUST 31,       TO AUGUST 31,
                                                                2007                2006
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  1.00                 $ 1.00
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05                   0.01
-----------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.00                     --
=====================================================================================================
    Total from investment operations                              0.05                   0.01
=====================================================================================================
Less dividends from net investment income                        (0.05)                 (0.01)
=====================================================================================================
Net asset value, end of period                                 $  1.00                 $ 1.00
_____________________________________________________________________________________________________
=====================================================================================================
Total return(a)                                                   5.25%                  0.90%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $10,300                 $   25
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.17%(b)               0.17%(c)
-----------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.25%(b)               0.25%(c)
=====================================================================================================
Ratio of net investment income to average net assets              5.13%(b)               4.34%(c)
_____________________________________________________________________________________________________
=====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $4,482,189.
(c)  Annualized.

AIM Treasurer's Series Trust

PREMIER TAX-EXEMPT PORTFOLIO


                                                                          INSTITUTIONAL CLASS
                                                              -------------------------------------------
                                                               YEAR ENDED AUGUST      FEBRUARY 25, 2005
                                                                      31,             (COMMENCEMENT DATE)
                                                              --------------------    TO AUGUST 31,
                                                               2007          2006         2005
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $ 1.00          $ 1.00
---------------------------------------------------------------------------------------------------------
Net investment income                                            0.03         0.03            0.01
---------------------------------------------------------------------------------------------------------
Less dividends from net investment income                       (0.03)       (0.03)          (0.01)
=========================================================================================================
Net asset value, end of period                                $  1.00       $ 1.00          $ 1.00
_________________________________________________________________________________________________________
=========================================================================================================
Total return(a)                                                  3.53%        3.04%           1.15%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $50,445       $7,707          $9,422
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets                          0.25%(b)     0.25%           0.25%(c)
=========================================================================================================
Ratio of net investment income to average net assets             3.46%(b)     2.99%           1.88%(c)
_________________________________________________________________________________________________________
=========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $30,805,658.
(c)  Annualized.

AIM Treasurer's Series Trust


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Treasurer's Series Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Institutional Class
Shareholders of AIM Treasurer's Series Trust:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (three of the portfolios constituting AIM Treasurer's Series Trust, hereafter referred to as the "Trust") at August 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Institutional Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS

October 19, 2007
Houston, Texas

AIM Treasurer's Series Trust

CALCULATING YOUR ONGOING FUND EXPENSES

Example                                      mate the expenses that you paid over the     The hypothetical account values and
                                             period. Simply divide your account value     expenses may not be used to estimate the
As a shareholder in the Institutional        by $1,000 (for example, an $8,600 account    actual ending account balance or expenses
Class, you incur ongoing costs, such as      value divided by $1,000 = 8.6), then         you paid for the period. You may use this
management fees. This example is intended    multiply the result by the number in the     information to compare the ongoing costs
to help you understand your ongoing costs    table under the heading entitled "Actual     of investing in the Fund and other funds.
(in dollars) of investing in the Funds and   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
compare these costs with ongoing costs of    the expenses you paid on your account        example with the 5% hypothetical examples
investing in other mutual funds. The         during this period.                          that appear in the shareholder reports of
example is based on an investment of                                                      the other funds.
$1,000 invested at the beginning of the      Hypothetical example for comparison
period and held for the entire period        purposes                                        Please note that the expenses shown in
March 1, 2007, through August 31, 2007.                                                   the table are meant to highlight your
                                             The table below also provides information    ongoing costs only. Therefore, the
Actual expenses                              about hypothetical account values and        hypothetical information is useful in
                                             hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
The table below provides information about   actual expense ratio and an assumed rate     help you determine the relative total
actual account values and actual expenses.   of return of 5% per year before expenses,    costs of owning different funds.
You may use the information in this table,   which is not the Fund's actual return.
together with the amount you invested, to
esti-

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
                 ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
FUND                (3/1/07)             (8/31/07)(1)           PERIOD(2)      (8/31/07)           PERIOD(2)           RATIO
Premier            $1,000.00              $1,026.60               $0.87        $1,024.35             $0.87             0.17%
Premier U.S.
Government
Money               1,000.00               1,026.10                0.87         1,024.35              0.87             0.17
Premier
Tax-Exempt          1,000.00               1,017.80                1.27         1,023.95              1.28             0.25

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Treasurer's Series Trust

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     expenses of their assigned funds. The        June 27, 2007 and does not reflect any
Treasurer's Series Trust (the Trust) is      Investments Committee considers each         changes that may have occurred since that
required under the Investment Company Act    Sub-Committee's recommendations and makes    date, including but not limited to changes
of 1940 to approve annually the renewal of   its own recommendations regarding the        to each Fund's performance, advisory fees,
each series portfolio of the Trust's         performance, fees and expenses of the AIM    expense limitations and/or fee waivers.
(each, a Fund) investment advisory           Funds to the full Board. Moreover, the
agreement with A I M Advisors, Inc. (AIM).   Investments Committee considers each         A. Nature, Extent and Quality of Services
During contract renewal meetings held on     Sub-Committee's recommendations in making       Provided by AIM
June 25-27, 2007, the Board as a whole and   its annual recommendation to the Board
the disinterested or "independent"           whether to approve the continuance of each   The Board reviewed the advisory services
Trustees, voting separately, approved the    AIM Fund's investment advisory agreement     provided to each Fund by AIM under the
continuance of each Fund's investment        and sub-advisory agreement, if applicable    Fund's advisory agreement, the performance
advisory agreement for another year,         (advisory agreements), for another year.     of AIM in providing these services, and
effective July 1, 2007. In doing so, the                                                  the credentials and experience of the
Board determined that each Fund's advisory      The independent Trustees, as mentioned    officers and employees of AIM who provide
agreement is in the best interests of the    above, are assisted in their annual          these services. The Board's review of the
Fund and its shareholders and that the       evaluation of the advisory agreements by     qualifications of AIM to provide these
compensation to AIM under each Fund's        the independent Senior Officer. One          services included the Board's
advisory agreement is fair and reasonable.   responsibility of the Senior Officer is to   consideration of AIM's portfolio and
                                             manage the process by which the AIM Funds'   product review process, various back
   The independent Trustees met separately   proposed management fees are negotiated      office support functions provided by AIM,
during their evaluation of each Fund's       during the annual contract renewal process   and AIM's equity and fixed income trading
investment advisory agreement with           to ensure that they are negotiated in a      operations. The Board concluded that the
independent legal counsel from whom they     manner which is at arms' length and          nature, extent and quality of the advisory
received independent legal advice, and the   reasonable. Accordingly, the Senior          services provided to each Fund by AIM were
independent Trustees also received           Officer must either supervise a              appropriate and that AIM currently is
assistance during their deliberations from   competitive bidding process or prepare an    providing satisfactory advisory services
the independent Senior Officer, a            independent written evaluation. The Senior   in accordance with the terms of each
full-time officer of the AIM Funds who       Officer has recommended that an              Fund's advisory agreement. In addition,
reports directly to the independent          independent written evaluation be provided   based on their ongoing meetings throughout
Trustees. The following discussion more      and, upon the direction of the Board, has    the year with each Fund's portfolio
fully describes the process employed by      prepared an independent written              managers, the Board concluded that these
the Board to evaluate the performance of     evaluation.                                  individuals are competent and able to
the AIM Funds (including each Fund)                                                       continue to carry out their
throughout the year and, more                   During the annual contract renewal        responsibilities under each Fund's
specifically, during the annual contract     process, the Board considered the factors    advisory agreement.
renewal meetings.                            discussed below under the heading "Factors
                                             and Conclusions and Summary of Independent      In determining whether to continue each
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    Fund's advisory agreement, the Board
                                             fairness and reasonableness of each Fund's   considered the prior relationship between
The Board's Investments Committee has        advisory agreement at the contract renewal   AIM and the Fund, as well as the Board's
established three Sub-Committees which are   meetings and at their meetings throughout    knowledge of AIM's operations, and
responsible for overseeing the management    the year as part of their ongoing            concluded that it was beneficial to
of a number of the series portfolios of      oversight of the Fund. Each Fund's           maintain the current relationship, in
the AIM Funds. This Sub-Committee            advisory agreement was considered            part, because of such knowledge. The Board
structure permits the Trustees to focus on   separately, although the Board also          also considered the steps that AIM and its
the performance of the AIM Funds that have   considered the common interests of all of    affiliates have taken over the last
been assigned to them. The Sub-Committees    the AIM Funds in their deliberations. The    several years to improve the quality and
meet throughout the year to review the       Board comprehensively considered all of      efficiency of the services they provide to
performance of their assigned funds, and     the information provided to them and did     the Funds in the areas of investment
the Sub-Committees review monthly and        not identify any particular factor that      performance, product line diversification,
quarterly comparative performance            was controlling. Furthermore, each Trustee   distribution, fund operations, shareholder
information and periodic asset flow data     may have evaluated the information           services and compliance. The Board
for their assigned funds. These materials    provided differently from one another and    concluded that the quality and efficiency
are prepared under the direction and         attributed different weight to the various   of the services AIM and its affiliates
supervision of the independent Senior        factors. The Trustees recognized that the    provide to the AIM Funds in each of these
Officer. Over the course of each year, the   advisory arrangements and resulting          areas have generally improved, and support
Sub-Committees meet with portfolio           advisory fees for each Fund and the other    the Board's approval of the continuance of
managers for their assigned funds and other  AIM Funds are the result of years of         each Fund's advisory agreement.
members of management and review with        review and negotiation between the
these individuals the performance,           Trustees and AIM, that the Trustees may      B. Fund Performance
investment objective(s), policies,           focus to a greater extent on certain
strategies and limitations of these funds.   aspects of these arrangements in some        PREMIER PORTFOLIO
                                             years than others, and that the Trustees'
   In addition to their meetings             deliberations and conclusions in a           The Board compared the Fund's performance
throughout the year, the Sub-Committees      particular year may be based in part on      during the past one, three and five
meet at designated contract renewal          their deliberations and conclusions of       calendar years to the performance of funds
meetings each year to conduct an in-depth    these same arrangements throughout the       in the Fund's Lipper peer group that are
review of the performance, fees and          year and in prior years.                     not managed by AIM, and against the
expenses of their assigned funds. During                                                  performance of all funds in the Lipper
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       Money Market Funds Index. The Board also
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           reviewed the methodology used by Lipper to
data regarding all the AIM Funds prepared                                                 identify the Fund's peers. The Board noted
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     that the Fund's performance was above the
under the direction and supervision of the   of the Senior Officer's independent          median performance of its peers for the
independent Senior Officer who also          written evaluation, as well as a             one, three and five year periods. The
prepares a separate analysis of this         discussion of the material factors and       Board noted that the Fund's performance
information for the Trustees. Each           related conclusions that formed the basis    was above the performance of the Index for
Sub-Committee then makes recommendations     for the Board's approval of each Fund's      the one, three and five year periods. The
to the Investments Committee regarding the   advisory agreement. Unless otherwise         Board also considered the steps AIM has
performance, fees and                        stated, information set forth below is as    taken over the last several years to
                                             of                                           improve the quality and efficiency of the
                                                                                          services that AIM provides to the AIM
                                                                                          Funds. The Board concluded that AIM
                                                                                          continues to

                                                                                                                         (continued)

AIM Treasurer's Series Trust

be responsive to the Board's focus on fund   in the Fund's Lipper peer group that are     Fund. The Board concluded that it was not
performance. Although the independent        not managed by AIM, at a common asset        necessary at this time to discuss with AIM
written evaluation of the Fund's Senior      level and as of the end of the past          whether to implement any such waivers or
Officer (discussed below) only considered    calendar year. The Board noted that the      expense limitations because the Fund's
Fund performance through the most recent     Fund's advisory fee rate was below the       overall expense ratio was below the median
calendar year, the Board also reviewed       median advisory fee rate of its peers. The   expense ratio of the funds in the Fund's
more recent Fund performance and this        Board also reviewed the methodology used     Lipper peer group that are not managed by
review did not change their conclusions.     by Lipper and noted that the contractual     AIM.
                                             fee rates shown by Lipper include any
PREMIER TAX-EXEMPT PORTFOLIO                 applicable long-term contractual fee            The Board also noted the "all-in"
                                             waivers. The Board also compared the         nature of the Fund's contractual advisory
The Board compared the Fund's performance    Fund's contractual advisory fee rate to      fee, whereby AIM pays all of the Fund's
during the past one, three and five          the contractual advisory fee rates of        ordinary operating expenses. After taking
calendar years to the performance of funds   other clients of AIM and its affiliates      account of the Fund's contractual advisory
in the Fund's Lipper peer group that are     with investment strategies comparable to     fee rate, as well as the comparative
not managed by AIM, and against the          those of the Fund, including two mutual      advisory fee information, the Board
performance of all funds in the Lipper       funds advised by AIM and four Canadian       concluded that the Fund's advisory fees
Tax-Exempt Money Market Funds Index. The     funds advised by an AIM affiliate and        were fair and reasonable.
Board also reviewed the methodology used     sub-advised by AIM. The Board noted that
by Lipper to identify the Fund's peers.      the Fund's rate was: (i) below the rates     PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
The Board noted that the Fund's              for the two mutual funds; and (ii) above
performance was above the median             the sub-advisory fee rate and equal to the   The Board compared the Fund's contractual
performance of its peers for the one,        advisory fee rate for one of the Canadian    advisory fee rate to the contractual
three and five year periods. The Board       funds and below or equal to the              advisory fee rates of funds in the Fund's
noted that the Fund's performance was        sub-advisory fee rates and below the         Lipper peer group that are not managed by
above the performance of the Index for the   advisory fee rates for the other three       AIM, at a common asset level and as of the
one, three and five year periods. The        Canadian funds.                              end of the past calendar year. The Board
Board also considered the steps AIM has                                                   noted that the Fund's advisory fee rate
taken over the last several years to            The Board noted that AIM has              was below the median advisory fee rate of
improve the quality and efficiency of the    contractually agreed to waive advisory       its peers. The Board also reviewed the
services that AIM provides to the AIM        fees of the Fund through at least June 30,   methodology used by Lipper and noted that
Funds. The Board concluded that AIM          2008 so that the Fund's advisory fee rate    the contractual fee rates shown by Lipper
continues to be responsive to the Board's    is limited to a specified percentage of      include any applicable long-term
focus on fund performance. Although the      average daily net assets. The Board          contractual fee waivers. The Board noted
independent written evaluation of the        considered the contractual nature of this    that AIM does not serve as an advisor to
Fund's Senior Officer (discussed below)      fee waiver and noted that it remains in      other mutual funds or other clients with
only considered Fund performance through     effect until at least June 30, 2008. The     investment strategies comparable to those
the most recent calendar year, the Board     Board reviewed the Fund's effective          of the Fund.
also reviewed more recent Fund performance   advisory fee rate, after taking account of
and this review did not change their         this fee waiver, and considered the effect      The Board noted that AIM has
conclusions.                                 this fee waiver would have on the Fund's     contractually agreed to waive advisory
                                             estimated total expenses. The Board          fees of the Fund through at least June 30,
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO      concluded that the levels of fee             2008 so that the Fund's advisory fee rate
                                             waivers/expense limitations for the Fund     is limited to a specified percentage of
The Board compared the Fund's performance    were fair and reasonable.                    average daily net assets. The Board
during the past one, three and five                                                       considered the contractual nature of this
calendar years to the performance of funds      The Board also noted the "all-in"         fee waiver and noted that it remains in
in the Fund's Lipper peer group that are     nature of the Fund's contractual advisory    effect until at least June 30, 2008. The
not managed by AIM, and against the          fee, whereby AIM pays all of the Fund's      Board reviewed the Fund's effective
performance of all funds in the Lipper       ordinary operating expenses. After taking    advisory fee rate, after taking account of
U.S. Government Money Market Funds Index.    account of the Fund's contractual advisory   this fee waiver, and considered the effect
The Board also reviewed the methodology      fee rate, as well as the comparative         this fee waiver would have on the Fund's
used by Lipper to identify the Fund's        advisory fee information and the fee         estimated total expenses. The Board
peers. The Board noted that the Fund's       waiver discussed above, the Board            concluded that the levels of fee
performance was above the median             concluded that the Fund's advisory fees      waivers/expense limitations for the Fund
performance of its peers for the one and     were fair and reasonable.                    were fair and reasonable.
three year periods, and comparable to such
performance for the five year period. The    PREMIER TAX-EXEMPT PORTFOLIO                    The Board also noted the "all-in"
Board noted that the Fund's performance                                                   nature of the Fund's contractual advisory
was above the performance of the Index for   The Board compared the Fund's contractual    fee, whereby AIM pays all of the Fund's
the one and three year periods, and          advisory fee rate to the contractual         ordinary operating expenses. After taking
comparable to such Index for the five year   advisory fee rates of funds in the Fund's    account of the Fund's contractual advisory
period. The Board also considered the        Lipper peer group that are not managed by    fee rate, as well as the comparative
steps AIM has taken over the last several    AIM, at a common asset level and as of the   advisory fee information and the fee
years to improve the quality and             end of the past calendar year. The Board     waiver discussed above, the Board
efficiency of the services that AIM          noted that the Fund's advisory fee rate      concluded that the Fund's advisory fees
provides to the AIM Funds. The Board         was below the median advisory fee rate of    were fair and reasonable.
concluded that AIM continues to be           its peers. The Board also reviewed the
responsive to the Board's focus on fund      methodology used by Lipper and noted that    D. Economies of Scale and Breakpoints
performance. Although the independent        the contractual fee rates shown by Lipper
written evaluation of the Fund's Senior      include any applicable long-term             The Board considered the extent to which
Officer (discussed below) only considered    contractual fee waivers. The Board also      there are economies of scale in AIM's
Fund performance through the most recent     compared the Fund's contractual advisory     provision of advisory services to each
calendar year, the Board also reviewed       fee rate to the contractual advisory fee     Fund. The Board also considered whether
more recent Fund performance and this        rates of other clients of AIM and its        each Fund benefits from such economies of
review did not change their conclusions.     affiliates with investment strategies        scale through contractual breakpoints in
                                             comparable to those of the Fund, including   the Fund's advisory fee schedule or
C. Advisory Fees and Fee Waivers             one mutual fund advised by AIM. The Board    through advisory fee waivers or expense
                                             noted that the Fund's rate was below the     limitations. The Board noted that the
PREMIER PORTFOLIO                            rate for the mutual fund.                    Funds' contractual advisory fee schedules
                                                                                          do not include any breakpoints. The Board
The Board compared the Fund's contractual       The Board noted that AIM has not          considered whether it would be appropriate
advisory fee rate to the contractual         proposed any advisory fee waivers or         to add advisory fee breakpoints for each
advisory fee rates of funds                  expense limitations for the                  Fund or whether, due to the nature of each
                                                                                          Fund and the advisory fee structures of
                                                                                          comparable funds, it was reasonable to
                                                                                          structure
                                                                                                                         (continued)

AIM Treasurer's Series Trust

the advisory fee without breakpoints.        reviewed and approved on an annual basis
Based on this review, the Board concluded    by the Board. The Board concluded that AIM
that it was not necessary to add             and its affiliates were providing these
breakpoints to the Funds' advisory fee       services in a satisfactory manner and in
schedule. Based on this information, the     accordance with the terms of their
Board concluded that, absent breakpoints,    contracts, and were qualified to continue
each Fund's contractual advisory fees        to provide these services to each Fund.
remain constant and do not reflect
economies of scale. The Board also noted        The Board considered the benefits
that each Fund shares directly in            realized by AIM as a result of portfolio
economies of scale through lower fees        brokerage transactions executed through
charged by third party service providers     "soft dollar" arrangements. Under these
based on the combined size of all of the     arrangements, portfolio brokerage
AIM Funds and affiliates.                    commissions paid by the Funds and/or other
                                             funds advised by AIM are used to pay for
E. Profitability and Financial Resources     research and execution services. The Board
   of AIM                                    noted that soft dollar arrangements shift
                                             the payment obligation for the research
The Board reviewed information from AIM      and executions services from AIM to the
concerning the costs of the advisory and     funds and therefore may reduce AIM's
other services that AIM and its affiliates   expenses. The Board also noted that
provide to each Fund and the profitability   research obtained through soft dollar
of AIM and its affiliates in providing       arrangements may be used by AIM in making
these services. The Board also reviewed      investment decisions for each Fund and may
information concerning the financial         therefore benefit Fund shareholders. The
condition of AIM and its affiliates. The     Board concluded that AIM's soft dollar
Board also reviewed with AIM the             arrangements were appropriate. The Board
methodology used to prepare the              also concluded that, based on their review
profitability information. The Board         and representations made by AIM, these
considered the overall profitability of      arrangements were consistent with
AIM, as well as the profitability of AIM     regulatory requirements.
in connection with managing each Fund. The
Board noted that AIM continues to operate
at a net profit, although increased
expenses in recent years have reduced the
profitability of AIM and its affiliates.
The Board concluded that each Fund's
advisory fees were fair and reasonable,
and that the level of profits realized by
AIM and its affiliates from providing
services to each Fund was not excessive in
light of the nature, quality and extent of
the services provided. The Board
considered whether AIM is financially
sound and has the resources necessary to
perform its obligations under the Funds'
advisory agreement, and concluded that AIM
has the financial resources necessary to
fulfill these obligations.

F. Independent Written Evaluation of the
   Funds' Senior Officer

The Board noted that, upon their
direction, the Senior Officer of the
Funds, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Funds. The Board noted that they had relied upon the Senior Officer's written evaluation instead of a competitive bidding process. In determining whether to continue each
Fund's advisory agreement, the Board
considered the Senior Officer's written
evaluation.

G. Collateral Benefits to AIM and its
   Affiliates

The Board considered various other
benefits received by AIM and its
affiliates resulting from AIM's
relationship with the Funds, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Funds. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts which are

AIM Treasurer's Series Trust

TAX INFORMATION

Form 1099-DIV, Form 1042-S, Form 1099-INT and other year -- end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The respective Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2007:

     FEDERAL AND STATE INCOME TAX

                                                                         CORPORATE
                                               LONG TERM     QUALIFIED   DIVIDENDS                    TAX-EXEMPT
                                             CAPITAL GAIN    DIVIDEND     RECEIVED    U.S. TREASURY     INCOME
                                             DISTRIBUTIONS    INCOME*    DEDUCTION*    OBLIGATION*    DIVIDENDS*
----------------------------------------------------------------------------------------------------------------
Premier Portfolio                                 --             0%         0%               --           --
Premier U.S. Government Money Portfolio           --             0%         0%            13.02%          --
Premier Tax-Exempt Portfolio                      --             --         --               --          100%




     * The above percentage is based on ordinary income dividends paid to shareholders during each Fund's fiscal year.

     NON-RESIDENT ALIEN SHAREHOLDERS

                                                              QUALIFIED    QUALIFIED
                                                              SHORT-TERM   INTEREST
                                                                GAINS       INCOME*
------------------------------------------------------------------------------------
Premier Portfolio                                               $3,684      44.91%
Premier U.S. Government Money Portfolio                             --      54.62%
Premier Tax-Exempt Portfolio                                        --          --




     * The above percentage is based on income dividends paid to shareholders during each Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for each Fund are as follows:

                                                        NOVEMBER 30,   FEBRUARY 28,   MAY 31,   AUGUST 31,
                                                            2006           2007        2007        2007
----------------------------------------------------------------------------------------------------------
Premier Portfolio                                            100%           100%         100%       100%
Premier U.S. Government Money Portfolio                    99.95%         99.95%       99.96%     99.96%
Premier Tax-Exempt Portfolio                                 100%         99.98%         100%       100%

AIM Treasurer's Series Trust

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee and                                President, A I M Management Group Inc.
  Executive Vice President                   (financial services holding company),
                                             AIM Mutual Fund Dealer Inc. (registered
                                             broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       2003       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            1983       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2003       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2000       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2003       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          2003       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         2003       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      2003       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        2003       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              1997       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Treasurer's Series Trust

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       2003       Head of INVESCO's World Wide Fixed        N/A
  President and                              Income and Cash Management Group;
  Principal                                  Director of Cash Management and Senior
  Executive Officer                          Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors,
                                             Inc., AIM Investment Services, Inc. and
                                             Fund Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on "Prospectuses." Then click on the link that reads, "Access prospectuses and fund reports for our money market funds." Then click on the column labeled "N-Q" for your Fund. Shareholders can also look up the Funds' Form N-Q filings on the SEC Web site, sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC
Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-05460 and 033-19862.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site,
AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC
Web site, sec.gov.

Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Funds from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


                                                          [AIM INVESTMENTS LOGO]
AIMinvestments.com  I-TST-AR-2  Fund Management Company --REGISTERED TRADEMARK--

ITEM 2. CODE OF ETHICS.

          As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                            Percentage of Fees
                                            Billed Applicable                            Percentage of Fees
                                               to Non-Audit                             Billed Applicable to
                                            Services Provided                            Non-Audit Services
                       Fees Billed for     for fiscal year end                           Provided for fiscal
                      Services Rendered      2007 Pursuant to       Fees Billed for         year end 2006
                      to the Registrant         Waiver of        Services Rendered to    Pursuant to Waiver
                     for fiscal year end       Pre-Approval       the Registrant for       of Pre-Approval
                             2007             Requirement(1)     fiscal year end 2006      Requirement(1)
                     -------------------   -------------------   --------------------   --------------------
Audit Fees                 $68,088                 N/A                  $65,925                 N/A
Audit-Related Fees         $     0                  0%                  $     0                  0%
Tax Fees(2)                $15,036                  0%                  $14,460                  0%
All Other Fees             $     0                  0%                  $     0                  0%
                           -------                                      -------
Total Fees                 $83,124                  0%                  $80,385                  0%

     PWC billed the Registrant aggregate non-audit fees of $15,036 for the fiscal year ended 2007, and $14,460 for the fiscal year ended 2006, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Tax fees for the fiscal year end August 31, 2007 includes fees billed for reviewing tax returns. Tax fees for fiscal year end August 31, 2006 includes fees billed for reviewing tax returns.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

     PWC billed A I M Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                        Fees Billed for                               Fees Billed for
                      Non-Audit Services     Percentage of Fees     Non-Audit Services      Percentage of Fees
                     Rendered to AIM and    Billed Applicable to    Rendered to AIM and    Billed Applicable to
                      AIM Affiliates for     Non-Audit Services     AIM Affiliates for      Non-Audit Services
                     fiscal year end 2007    Provided for fiscal   fiscal year end 2006    Provided for fiscal
                      That Were Required        year end 2007       That Were Required        year end 2006
                      to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                     by the Registrant's       of Pre-Approval      by the Registrant's        Pre-Approval
                       Audit Committee         Requirement(1)         Audit Committee         Requirement(1)
                     --------------------   --------------------   --------------------   ---------------------
Audit-Related Fees            $0                     0%                     $0                      0%
Tax Fees                      $0                     0%                     $0                      0%
All Other Fees                $0                     0%                     $0                      0%
                             ---                                           ---
Total Fees(2)                 $0                     0%                     $0                      0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2007, and $0 for the fiscal year ended 2006, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

               a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

               b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer's Series Trust


By: /s/ KAREN DUNN KELLEY
    ---------------------------------
Karen Dunn Kelley
Principal Executive Officer

Date: November 9, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ KAREN DUNN KELLEY
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: November 9, 2007


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: November 9, 2007

                                  EXHIBIT INDEX


12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.